GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments

November 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 10.9%
Aerospace & Defense – 0.0%
85	Rheinmetall AG	$ 145,383

Air Freight & Logistics – 0.1%
11,581	CH Robinson Worldwide, Inc.	1,839,874
36,285	Deutsche Post AG	1,888,429
2,259	Expeditors International of Washington, Inc.	331,847
815	FedEx Corp.	224,679
34,522	InPost SA*	405,359

		4,690,188

Automobile Components – 0.0%
4,369	Aisin Corp.	77,806
5,208	Aptiv PLC*	403,880
1	Aumovio SE*	22
18,931	Bridgestone Corp.	888,297
5,439	Continental AG	404,885
12,190	Sumitomo Electric Industries Ltd.	480,341

		2,255,231

Automobiles – 0.1%
34,213	Rivian Automotive, Inc. Class A*	576,831
2,544	Subaru Corp.	56,818
35,808	Suzuki Motor Corp.	559,978
6,500	Tesla, Inc.*	2,796,105

		3,989,732

Banks – 0.8%
74,334	AIB Group PLC	764,853
87,129	Banco Bilbao Vizcaya Argentaria SA	1,883,174
44,830	Banco BPM SpA	646,139
54,802	Banco Comercial Portugues SA Class R	52,254
197,831	Banco de Sabadell SA	719,145
132,926	Banco Santander SA	1,425,883
30,158	Bank Hapoalim BM	652,800
45,388	Bank Leumi Le-Israel BM	951,844
31,475	Bank of America Corp.	1,688,634
2,030	Bank of Montreal	256,203
43,833	Bankinter SA	691,011
8,865	Barclays PLC	50,289
90,818	BOC Hong Kong Holdings Ltd.	438,452
33,130	BPER Banca SpA	399,241
83,485	CaixaBank SA	932,226
14,530	Canadian Imperial Bank of Commerce	1,252,380
9,714	Citigroup, Inc.	1,006,370
14,470	Danske Bank AS	664,637
24,898	DBS Group Holdings Ltd.	1,042,940
37,574	DNB Bank ASA	1,004,741
6,610	Erste Group Bank AG	722,509

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
9,627	FinecoBank Banca Fineco SpA	$ 236,805
61,347	HSBC Holdings PLC	869,348
22,108	ING Groep NV	573,238
173,790	Intesa Sanpaolo SpA	1,127,374
50,336	Israel Discount Bank Ltd. Class A	527,142
18,655	JPMorgan Chase & Co.	5,840,507
4,898	KBC Group NV	602,955
13,037	Mizrahi Tefahot Bank Ltd.	913,246
479	National Bank of Canada	57,965
99,775	NatWest Group PLC	832,770
51,219	Nordea Bank Abp	906,353
21,358	Oversea-Chinese Banking Corp. Ltd.	305,125
502	PNC Financial Services Group, Inc.	95,741
4,027	Regions Financial Corp.	102,487
8,350	Royal Bank of Canada	1,287,470
18,820	Skandinaviska Enskilda Banken AB Class A	374,524
19,343	Standard Chartered PLC	428,441
42,822	Svenska Handelsbanken AB Class A	594,662
28,683	Swedbank AB Class A	912,813
21,930	Toronto-Dominion Bank	1,841,872
6,491	U.S. Bancorp	318,384
17,477	UniCredit SpA	1,301,035
3,925	United Overseas Bank Ltd.	103,025
19,041	Wells Fargo & Co.	1,634,670

		39,033,677

Beverages – 0.1%
4,496	Coca-Cola Co.	328,747
14,224	Coca-Cola HBC AG	713,606
17,836	Monster Beverage Corp.*	1,337,522
3,703	PepsiCo, Inc.	550,784
3,471	Suntory Beverage & Food Ltd.	109,829

		3,040,488

Biotechnology – 0.3%
8,814	AbbVie, Inc.	2,006,948
1,381	Alnylam Pharmaceuticals, Inc.*	623,149
319	Amgen, Inc.	110,202
3,115	Biogen, Inc.*	567,210
2,788	Genmab AS*	895,741
18,442	Gilead Sciences, Inc.	2,320,741
22,586	Incyte Corp.*	2,359,334
1,400	Natera, Inc.*	334,334
650	Regeneron Pharmaceuticals, Inc.	507,123
3,038	United Therapeutics Corp.*	1,476,468

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
1,899	Vertex Pharmaceuticals, Inc.*	$ 823,425

		12,024,675

Broadline Retail – 0.4%
55,796	Amazon.com, Inc.*	13,012,743
2,096	Canadian Tire Corp. Ltd. Class A	255,474
14,430	eBay, Inc.	1,194,660
407	MercadoLibre, Inc.*	843,214
7,271	Next PLC	1,359,884
113,889	Pan Pacific International Holdings Corp.	690,255
22,934	Ryohin Keikaku Co. Ltd.	454,864
2,507	Sea Ltd. ADR*	348,498
13,906	Wesfarmers Ltd.	746,250

		18,905,842

Building Products – 0.1%
6,956	Allegion PLC	1,154,904
14,627	Builders FirstSource, Inc.*	1,641,588
974	Carlisle Cos., Inc.	309,800
2,467	Cie de Saint-Gobain SA	246,224
1,438	Lennox International, Inc.	717,375
16,707	Masco Corp.	1,083,783
24,158	Rockwool AS Class B	816,654
964	Trane Technologies PLC	406,307

		6,376,635

Capital Markets – 0.3%
21,822	3i Group PLC	912,487
3,548	Ameriprise Financial, Inc.	1,616,966
17,779	Bank of New York Mellon Corp.	1,993,026
409	Blackstone, Inc.	59,886
1,301	Cboe Global Markets, Inc.	335,879
7,858	Charles Schwab Corp.	728,672
419	CME Group, Inc.	117,932
3,257	Deutsche Bank AG	115,480
1,778	LPL Financial Holdings, Inc.	633,039
1,254	Moody’s Corp.	615,438
9,485	Morgan Stanley	1,609,225
10,468	Northern Trust Corp.	1,374,867
6,175	Raymond James Financial, Inc.	966,635
9,154	Robinhood Markets, Inc. Class A*	1,176,197
41,464	SBI Holdings, Inc.	874,345
27,125	Singapore Exchange Ltd.	353,700
11,451	State Street Corp.	1,362,898
5,825	T. Rowe Price Group, Inc.	596,364

		15,443,036

Chemicals – 0.1%
20,278	Asahi Kasei Corp.	169,369
3,982	CF Industries Holdings, Inc.	313,383

Shares	Description	Value

Common Stocks – (continued)
Chemicals – (continued)
3,025	Corteva, Inc.	$ 204,097
290	Ecolab, Inc.	79,796
14,154	Mitsubishi Chemical Group Corp.	79,952
17,539	Nitto Denko Corp.	434,009
3,940	RPM International, Inc.	422,565
1,004	Sherwin-Williams Co.	345,065
13,188	Yara International ASA	481,706

		2,529,942

Commercial Services & Supplies – 0.1%
4,262	Cintas Corp.	792,817
17,883	Rollins, Inc.	1,099,447
45,788	Securitas AB Class B	698,532
8,031	Veralto Corp.	812,898

		3,403,694

Communications Equipment – 0.1%
4,416	Arista Networks, Inc.*	577,083
2,135	Ciena Corp.*	435,988
27,300	Cisco Systems, Inc.	2,100,462
6,840	F5, Inc.*	1,635,854
622	Motorola Solutions, Inc.	229,941
75,226	Nokia OYJ	458,136
152,124	Telefonaktiebolaget LM Ericsson Class B	1,467,930

		6,905,394

Construction & Engineering – 0.2%
452	Comfort Systems USA, Inc.	441,577
12,867	Eiffage SA	1,777,933
3,336	EMCOR Group, Inc.	2,051,874
2,222	HOCHTIEF AG	786,572
6,559	Stantec, Inc.	632,878
7,457	Vinci SA	1,058,236
7,703	WSP Global, Inc.	1,352,524

		8,101,594

Construction Materials – 0.1%
2,520	Buzzi SpA	155,434
7,836	Heidelberg Materials AG	2,012,126
12,444	Holcim AG	1,167,372

		3,334,932

Consumer Finance – 0.1%
5,028	American Express Co.	1,836,578
1	Isracard Ltd.	4
6,564	SoFi Technologies, Inc.*	195,082
30,165	Synchrony Financial	2,333,564

		4,365,228

Consumer Staples Distribution & Retail – 0.6%
12,750	Aeon Co. Ltd.	230,849
32,865	Carrefour SA	506,072
74,592	Coles Group Ltd.	1,090,394

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples Distribution & Retail – (continued)
2,669	Costco Wholesale Corp.	$ 2,438,372
16,615	Dollar General Corp.	1,819,176
16,126	Dollar Tree, Inc.*	1,786,922
52,194	Empire Co. Ltd. Class A	1,932,461
16,784	George Weston Ltd.	1,156,126
24,765	Jeronimo Martins SGPS SA	587,672
57,132	Koninklijke Ahold Delhaize NV	2,365,174
35,146	Kroger Co.	2,364,623
33,024	Loblaw Cos. Ltd.	1,468,823
81,017	MatsukiyoCocokara & Co.	1,498,922
3,965	Metro, Inc.	286,114
45,096	Seven & i Holdings Co. Ltd.	620,529
19,922	Sysco Corp.	1,518,056
9,885	Target Corp.	895,779
38,210	Walmart, Inc.	4,222,587
10,663	Woolworths Group Ltd.	204,846

		26,993,497

Distributors – 0.0%
1,353	Genuine Parts Co.	176,431

Diversified Consumer Services – 0.0%
9,111	Pearson PLC	120,420

Diversified Telecommunication Services – 0.1%
47,173	AT&T, Inc.	1,227,441
24,678	Deutsche Telekom AG	795,811
456,145	NTT, Inc.	454,596
624	Swisscom AG	448,490
10,424	Telenor ASA	150,656
286,378	Telstra Group Ltd.	923,404
25,045	Verizon Communications, Inc.	1,029,600

		5,029,998

Electric Utilities – 0.0%
1,767	Acciona SA	355,208
16,056	Endesa SA	582,392
34,798	Enel SpA	359,604
4,258	NRG Energy, Inc.	721,688

		2,018,892

Electrical Equipment – 0.1%
4,510	Fujikura Ltd.	521,934
1,579	GE Vernova, Inc.	947,037
342	Legrand SA	51,886
16,491	Mitsubishi Electric Corp.	445,882
8,140	Prysmian SpA	816,943
2,807	Vertiv Holdings Co. Class A	504,502

		3,288,184

Electronic Equipment, Instruments & Components – 0.1%
4,981	Amphenol Corp. Class A	701,823
1,319	CDW Corp.	190,226
855	Flex Ltd.*	50,539
6,321	Halma PLC	298,291

Shares	Description	Value

Common Stocks – (continued)
Electronic Equipment, Instruments & Components – (continued)
2,039	Jabil, Inc.	$ 429,638
1,796	Keysight Technologies, Inc.*	355,518
3,667	TE Connectivity PLC	829,292
268	Teledyne Technologies, Inc.*	133,871
27,506	Yokogawa Electric Corp.	879,759
952	Zebra Technologies Corp. Class A*	240,618

		4,109,575

Energy Equipment & Services – 0.0%
4,383	Tenaris SA	88,176

Entertainment – 0.2%
8,642	Electronic Arts, Inc.	1,745,943
2,448	Live Nation Entertainment, Inc.*	321,790
21,015	Netflix, Inc.*	2,260,794
12,735	ROBLOX Corp. Class A*	1,210,207
170	Spotify Technology SA*	101,808
1,666	Take-Two Interactive Software, Inc.*	409,953
782	Walt Disney Co.	81,695
44,007	Warner Bros Discovery, Inc.*	1,056,168

		7,188,358

Financial Services – 0.3%
5,656	Apollo Global Management, Inc.	745,744
78,685	Banca Mediolanum SpA	1,686,051
6,984	Berkshire Hathaway, Inc. Class B*	3,588,449
4,251	Block, Inc.*	283,967
1,752	Corpay, Inc.*	518,242
3,192	Fiserv, Inc.*	196,212
799	Jack Henry & Associates, Inc.	139,410
5,697	Mastercard, Inc. Class A	3,136,369
16,022	PayPal Holdings, Inc.	1,004,419
58,161	Poste Italiane SpA(a)	1,392,197
10,873	Visa, Inc. Class A	3,636,366

		16,327,426

Food Products – 0.1%
8,929	Ajinomoto Co., Inc.	207,183
3,636	Associated British Foods PLC	102,879
6,409	Danone SA	572,924
30,729	Saputo, Inc.	869,678
1,149,833	WH Group Ltd.(a)	1,204,142

		2,956,806

Gas Utilities – 0.0%
4,644	Osaka Gas Co. Ltd.	162,986
8,655	Tokyo Gas Co. Ltd.	350,793

		513,779

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Ground Transportation – 0.0%
1,564	Seibu Holdings, Inc.	$ 48,572
9,722	Uber Technologies, Inc.*	851,064

		899,636

Health Care Equipment & Supplies – 0.1%
5,688	Abbott Laboratories	733,183
3,376	BioMerieux	422,990
9,735	Boston Scientific Corp.*	988,881
17,467	Demant AS*	595,298
2,050	Dexcom, Inc.*	130,113
3,805	Fisher & Paykel Healthcare Corp. Ltd.	81,459
844	IDEXX Laboratories, Inc.*	635,431
1,446	Insulet Corp.*	473,117
14,016	Koninklijke Philips NV	395,390
1,459	Medtronic PLC	153,676
3,944	Olympus Corp.	53,028
2,922	ResMed, Inc.	747,535
52,494	Smith & Nephew PLC	872,252
4,352	Solventum Corp.*	371,051
767	Stryker Corp.	284,695
1,189	Zimmer Biomet Holdings, Inc.	115,951

		7,054,050

Health Care Providers & Services – 0.1%
1,979	Cardinal Health, Inc.	420,063
7,232	CVS Health Corp.	581,163
565	Elevance Health, Inc.	191,117
863	Fresenius Medical Care AG	41,250
1,083	HCA Healthcare, Inc.	550,478
5,125	Humana, Inc.	1,259,571
1,568	Labcorp Holdings, Inc.	421,447
414	McKesson Corp.	364,784
2,372	Quest Diagnostics, Inc.	448,735
4,366	UnitedHealth Group, Inc.	1,439,776

		5,718,384

Health Care Technology – 0.0%
580	ABIOMED, Inc.*(b)	592
1,995	Pro Medicus Ltd.	348,848

		349,440

Hotels, Restaurants & Leisure – 0.2%
7,294	Accor SA	394,736
503	Airbnb, Inc. Class A*	58,846
4,381	Amadeus IT Group SA	322,413
6,090	Aristocrat Leisure Ltd.	232,763
458	Booking Holdings, Inc.	2,250,928
8,371	Carnival Corp.*	215,804
2,228	Domino’s Pizza, Inc.	934,936
2,765	DoorDash, Inc. Class A*	548,493
60,977	Entain PLC	628,099
7,271	Expedia Group, Inc.	1,859,122
648	Flutter Entertainment PLC*	135,309
113,608	Lottery Corp. Ltd.	406,976

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
5,217	Yum! Brands, Inc.	$ 799,297
7,592	Zensho Holdings Co. Ltd.	457,467

		9,245,189

Household Durables – 0.0%
491	Garmin Ltd.	95,902
107	NVR, Inc.*	803,280
3,482	PulteGroup, Inc.	442,876

		1,342,058

Household Products – 0.0%
8,011	Colgate-Palmolive Co.	644,004
4,469	Henkel AG & Co. KGaA	335,488
6,470	Procter & Gamble Co.	958,595
1,894	Reckitt Benckiser Group PLC	146,784

		2,084,871

Industrial Conglomerates – 0.0%
781	Hitachi Ltd.	24,872
31,074	Sekisui Chemical Co. Ltd.	529,559
5,890	Smiths Group PLC	190,677

		745,108

Insurance – 0.8%
32,100	Admiral Group PLC	1,346,710
21,640	Ageas SA	1,478,509
60,364	AIA Group Ltd.	628,744
3,624	Allianz SE	1,564,320
9,103	Allstate Corp.	1,938,757
6,299	American Financial Group, Inc.	867,498
1,397	Aon PLC Class A	494,426
9,169	Arch Capital Group Ltd.*	861,153
2,348	ASR Nederland NV	158,532
21,811	AXA SA	985,372
2,321	Chubb Ltd.	687,434
3,075	Cincinnati Financial Corp.	515,339
27,153	Dai-ichi Life Holdings, Inc.	211,844
864	Fairfax Financial Holdings Ltd.	1,485,020
9,294	Fidelity National Financial, Inc.	552,342
13,135	Generali	521,399
20,162	Gjensidige Forsikring ASA	563,739
8,702	Great-West Lifeco, Inc.	402,579
649	Hannover Rueck SE	195,131
13,105	Hartford Insurance Group, Inc.	1,795,778
586	Helvetia Holding AG	152,063
4,286	iA Financial Corp., Inc.	502,040
117,728	Insurance Australia Group Ltd.	598,010
1,416	Loews Corp.	152,744
16,150	Mapfre SA	74,789
192	Markel Group, Inc.*	399,445

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
3,601	Marsh & McLennan Cos., Inc.	$ 660,603
66,291	Medibank Pvt Ltd.	206,149
6,955	MetLife, Inc.	532,475
34,637	MS&AD Insurance Group Holdings, Inc.	768,519
1,317	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	829,998
22,585	Phoenix Financial Ltd.	909,391
10,247	Power Corp. of Canada	520,984
7,229	Progressive Corp.	1,653,923
34,972	Prudential PLC	506,718
84,349	QBE Insurance Group Ltd.	1,063,735
25,233	Sampo OYJ Class A	296,787
5,276	Sompo Holdings, Inc.	167,100
44,515	Suncorp Group Ltd.	511,476
411	Swiss Life Holding AG	450,791
3,900	Swiss Re AG	688,244
21,598	T&D Holdings, Inc.	469,205
4,157	Talanx AG	540,167
26,069	Tokio Marine Holdings, Inc.	924,170
5,170	Travelers Cos., Inc.	1,514,086
24,578	Unipol Assicurazioni SpA	564,469
18,799	W.R. Berkley Corp.	1,460,494
1,394	Willis Towers Watson PLC	447,474
1,700	Zurich Insurance Group AG	1,222,308

		36,042,983

Interactive Media & Services – 0.7%
29,228	Alphabet, Inc. Class C	9,356,467
34,267	Alphabet, Inc. Class A	10,971,608
78,745	Auto Trader Group PLC(a)	665,909
13,496	Meta Platforms, Inc. Class A	8,744,733
40,897	Pinterest, Inc. Class A*	1,068,230
3,460	Reddit, Inc. Class A*	748,986

		31,555,933

IT Services – 0.2%
4,152	Accenture PLC Class A	1,038,000
147	Cloudflare, Inc. Class A*	29,431
17,051	Cognizant Technology Solutions Corp. Class A	1,325,033
16,897	Fujitsu Ltd.	448,298
3,456	Gartner, Inc.*	804,349
5,474	GoDaddy, Inc. Class A*	699,906
5,872	International Business Machines Corp.	1,811,982
26,852	NEC Corp.	1,014,539
12,350	TIS, Inc.	408,124
8,473	Twilio, Inc. Class A*	1,098,863
9,959	VeriSign, Inc.	2,509,568
4,087	Wix.com Ltd.*	391,167

		11,579,260

Shares	Description	Value

Common Stocks – (continued)
Leisure Products – 0.0%
25,359	Bandai Namco Holdings, Inc.	$ 744,139

Life Sciences Tools & Services* – 0.0%
7,924	Illumina, Inc.	1,041,610
604	Mettler-Toledo International, Inc.	891,939
353	Waters Corp.	142,407

		2,075,956

Machinery – 0.2%
1,444	Caterpillar, Inc.	831,397
16,783	GEA Group AG	1,137,179
6,858	Graco, Inc.	565,373
1,144	Illinois Tool Works, Inc.	285,176
10,782	Knorr-Bremse AG	1,143,720
7,876	Otis Worldwide Corp.	699,783
2,631	Sandvik AB	79,560
1,495	Schindler Holding AG	520,768
2,598	Snap-on, Inc.	883,450
83,930	Techtronic Industries Co. Ltd.	987,111

		7,133,517

Marine Transportation – 0.0%
1,015	Kuehne & Nagel International AG	203,811
308,974	SITC International Holdings Co. Ltd.	1,062,353

		1,266,164

Media – 0.1%
23,457	Fox Corp. Class A	1,536,433
24,330	Fox Corp. Class B	1,417,466
17,948	News Corp. Class A	460,905

		3,414,804

Metals & Mining – 0.1%
11,283	Endeavour Mining PLC	522,119
35,902	Fresnillo PLC	1,251,861
49,389	Kinross Gold Corp.	1,390,363
11,428	Lundin Gold, Inc.	962,358
9,753	Newmont Corp.	884,890
4,300	Reliance, Inc.	1,201,076
1,002	Rio Tinto Ltd.	86,920
724	Rio Tinto PLC	51,985

		6,351,572

Mortgage Real Estate Investment Trusts (REITs) – 0.0%
12,992	Annaly Capital Management, Inc.	296,218

Multi-Utilities – 0.0%
56,284	Centrica PLC	127,833

Oil, Gas & Consumable Fuels – 0.1%
18,227	Cenovus Energy, Inc.	325,619
7,895	Devon Energy Corp.	292,589
8,268	EOG Resources, Inc.	891,704

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
14,411	Equinor ASA	$ 331,392
9,466	Exxon Mobil Corp.	1,097,299
2,838	Imperial Oil Ltd.	280,764
11,700	Inpex Corp.	249,562
23,742	Suncor Energy, Inc.	1,063,714
1,737	TotalEnergies SE	114,271

		4,646,914

Passenger Airlines – 0.1%
63,055	Deutsche Lufthansa AG	605,493
92,689	Japan Airlines Co. Ltd.	1,728,699
7,436	United Airlines Holdings, Inc.*	758,174

		3,092,366

Personal Products – 0.0%
9,261	Estee Lauder Cos., Inc. Class A	871,182
462	L’Oreal SA	201,518
25,885	Shiseido Co. Ltd.	368,473

		1,441,173

Pharmaceuticals – 0.4%
58,586	Astellas Pharma, Inc.	736,684
5,820	AstraZeneca PLC	1,079,080
31,852	Bayer AG	1,126,882
29,287	Bristol-Myers Squibb Co.	1,440,920
3,327	Eli Lilly & Co.	3,578,089
50,271	GSK PLC	1,196,251
9,173	Ipsen SA	1,324,361
13,200	Johnson & Johnson	2,731,344
13,758	Merck & Co., Inc.	1,442,251
14,133	Novartis AG	1,843,791
4,708	Orion OYJ Class B	337,048
19,816	Otsuka Holdings Co. Ltd.	1,122,286
5,584	Roche Holding AG	2,157,181
3,438	Takeda Pharmaceutical Co. Ltd.	99,125

		20,215,293

Professional Services – 0.1%
6,415	Booz Allen Hamilton Holding Corp.	535,396
692	Broadridge Financial Solutions, Inc.	157,838
8,752	Bureau Veritas SA	280,012
3,114	Leidos Holdings, Inc.	595,086
1,514	Paycom Software, Inc.	244,011
10,003	Randstad NV	389,277
16,542	Recruit Holdings Co. Ltd.	846,061
5,083	RELX PLC	203,848
7,919	SGS SA	908,476

		4,160,005

Shares	Description	Value

Common Stocks – (continued)
Real Estate Management & Development – 0.0%
2,027	FirstService Corp.	$ 317,891
4,600	Zillow Group, Inc. Class C*	342,148

		660,039

Retail REITs* – 0.0%
1,027	Unibail-Rodamco-Westfield	109,088

Semiconductors & Semiconductor Equipment – 1.0%
12,729	Advantest Corp.	1,693,727
6,181	Applied Materials, Inc.	1,559,157
558	ASML Holding NV	590,170
565	Astera Labs, Inc.*	89,027
19,576	Broadcom, Inc.	7,888,345
574	Credo Technology Group Holding Ltd.*	101,942
1,163	KLA Corp.	1,367,072
11,138	Lam Research Corp.	1,737,528
1,116	Micron Technology, Inc.	263,912
76	Monolithic Power Systems, Inc.	70,541
152,900	NVIDIA Corp.	27,063,300
3,265	Qnity Electronics, Inc. Class W/I	264,759
10,280	QUALCOMM, Inc.	1,727,965
3,760	SCREEN Holdings Co. Ltd.	310,109
3,603	Teradyne, Inc.	655,350

		45,382,904

Software – 0.9%
4,322	Adobe, Inc.*	1,383,602
4,543	AppLovin Corp. Class A*	2,723,438
4,698	Atlassian Corp. Class A*	702,445
3,474	Autodesk, Inc.*	1,053,803
742	Cadence Design Systems, Inc.*	231,385
3,803	Check Point Software Technologies Ltd.*	710,286
221	Constellation Software, Inc.	540,857
461	Crowdstrike Holdings, Inc. Class A*	234,723
23,618	Docusign, Inc.*	1,637,908
1,852	Dynatrace, Inc.*	82,525
441	Fair Isaac Corp.*	796,371
12,751	Fortinet, Inc.*	1,034,489
1,267	HubSpot, Inc.*	465,394
887	Intuit, Inc.	562,429
41,186	Microsoft Corp.	20,263,924
2,242	Nebius Group NV*	212,698
776	Nemetschek SE	86,723
1,888	Nice Ltd.*	197,574
15,566	Nutanix, Inc. Class A*	744,055
7,995	Open Text Corp.	268,550
1,185	Oracle Corp.	239,311
16,797	Palantir Technologies, Inc. Class A*	2,829,455

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
513	PTC, Inc.*	$ 89,996
29,822	Sage Group PLC	424,600
4,426	Salesforce, Inc.	1,020,370
1,759	SAP SE	424,640
680	ServiceNow, Inc.*	552,439
2,614	Trend Micro, Inc.	130,550
1,688	Workday, Inc. Class A*	363,967
14,403	Zoom Communications, Inc.*	1,223,679
301	Zscaler, Inc.*	75,701

		41,307,887

Specialty Retail – 0.5%
471	AutoZone, Inc.*	1,862,489
28,800	Avolta AG	1,587,415
19,802	Best Buy Co., Inc.	1,569,903
270	Carvana Co.*	101,115
1,676	Dick’s Sporting Goods, Inc.	346,211
37,965	H & M Hennes & Mauritz AB Class B	689,791
5,595	Home Depot, Inc.	1,996,967
1,015,163	JD Sports Fashion PLC	1,039,644
412,372	Kingfisher PLC	1,669,925
6,651	Lowe’s Cos., Inc.	1,612,734
16,784	O’Reilly Automotive, Inc.*	1,706,933
3,822	Ross Stores, Inc.	674,048
13,347	TJX Cos., Inc.	2,027,676
8,146	Tractor Supply Co.	446,238
3,626	Ulta Beauty, Inc.*	1,953,798
7,567	Williams-Sonoma, Inc.	1,362,136
42,096	Zalando SE*(a)	1,133,986

		21,781,009

Technology Hardware, Storage & Peripherals – 0.6%
90,715	Apple, Inc.	25,295,878
4,037	Canon, Inc.	118,777
478	Dell Technologies, Inc. Class C	63,741
12,096	HP, Inc.	295,384
7,866	Logitech International SA	887,582
7,260	NetApp, Inc.	809,926
8,377	Pure Storage, Inc. Class A*	745,218
2,865	Seagate Technology Holdings PLC	792,717
5,425	Western Digital Corp.	886,065

		29,895,288

Textiles, Apparel & Luxury Goods – 0.1%
1,141	adidas AG	212,521
31,049	Asics Corp.	743,710
13,707	Deckers Outdoor Corp.*	1,206,627
6,559	Lululemon Athletica, Inc.*	1,208,037
287	LVMH Moet Hennessy Louis Vuitton SE	212,129
5,826	NIKE, Inc. Class B	376,534
6,218	Pandora AS	744,080
17,125	Tapestry, Inc.	1,871,420

		6,575,058

Shares	Description	Value

Common Stocks – (continued)
Tobacco – 0.1%
14,671	Altria Group, Inc.	$ 865,736
12,739	Imperial Brands PLC	541,161
7,537	Philip Morris International, Inc.	1,186,927

		2,593,824

Trading Companies & Distributors – 0.1%
5,823	Brenntag SE	333,810
27,124	Fastenal Co.	1,095,810
5,164	Ferguson Enterprises, Inc.	1,299,624
8,285	Rexel SA	315,749
668	Toromont Industries Ltd.	78,217
1,339	WW Grainger, Inc.	1,270,215

		4,393,425

Transportation Infrastructure(a) – 0.0%
4,925	Aena SME SA	134,132

Wireless Telecommunication Services – 0.0%
3,293	T-Mobile U.S., Inc.	688,270
375,000	Vodafone Group PLC	467,002

		1,155,272

TOTAL COMMON STOCKS (Cost $337,629,531)		$ 518,928,005

Shares	Dividend Rate	Value

Preferred Stocks – 0.0%
Household Products – 0.0%
Henkel AG & Co. KGaA
2,615	2.937%	$ 210,920
(Cost $205,112)

Units	Expiration Date	Value

Warrants*(b) – 0.0%
Constellation Software, Inc.
264	03/31/40	$ —
(Cost $—)

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations(c) – 1.6%
U.S. Treasury Bills
$3,100,000	0.000%	12/16/25	$ 3,094,960
4,465,400	0.000	12/23/25	4,454,793
3,800,000	0.000	12/26/25	3,789,713
5,800,000	0.000	01/06/26	5,777,971
4,700,000	0.000	01/08/26	4,681,150
4,661,400	0.000	01/13/26	4,640,393
4,500,000	0.000	02/26/26	4,459,605
5,400,000	0.000	03/05/26	5,348,135
5,000,000	0.000	03/10/26	4,949,020
5,000,000	0.000	03/17/26	4,945,324
4,690,200	0.000	03/19/26	4,637,973
6,100,000	0.000	03/24/26	6,028,872
6,642,300	0.000	04/16/26	6,550,240
4,444,400	0.000	04/30/26	4,376,468
5,000,000	0.000	05/14/26	4,916,860
4,453,300	0.000	05/21/26	4,376,045

TOTAL U.S. TREASURY OBLIGATIONS (Cost $77,017,786)			$ 77,027,522

Shares	Description	Value

Exchange Traded Funds – 78.3%
150,000	Cayman Commodity GMB LLC	$ 3,000,000
1,345,401	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(d)	55,986,979
8,962,588	Goldman Sachs MarketBeta International Equity ETF(d)(e)	607,398,174
3,459,078	Goldman Sachs MarketBeta Russell 1000 Growth Equity ETF(d)	220,805,401
7,048,360	Goldman Sachs MarketBeta Russell 1000 Value Equity ETF(d)	380,047,571
12,981,690	Goldman Sachs MarketBeta U.S. Equity ETF(d)	1,228,327,508
2,939,720	iShares Core MSCI EAFE ETF	261,164,725
7,665,812	iShares Core MSCI Emerging Markets ETF	514,375,985
2,622,982	iShares MSCI EAFE Small-Cap ETF	203,202,416
153,314	iShares MSCI USA Quality Factor ETF	30,368,437

Shares	Description	Value

Exchange Traded Funds – (continued)
81,240	iShares U.S. Technology ETF	$ 16,140,763
2,060,994	State Street SPDR Portfolio S&P 500 Growth ETF	220,608,798

TOTAL EXCHANGE TRADED FUNDS (Cost $2,636,291,014)		$3,741,426,757

Shares	Dividend Rate	Value

Investment Company(d) – 6.3%
Goldman Sachs Financial Square Government Fund — Institutional Shares
299,542,368	3.928%	$ 299,542,368
(Cost $299,542,368)

Securities Lending Reinvestment Vehicle(d) – 0.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
4,995,600	3.928%	$ 4,995,600
(Cost $4,995,600)

TOTAL INVESTMENTS – 97.2% (Cost $3,355,681,411)		$4,642,131,172

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.8%		132,580,294

NET ASSETS – 100.0%		$4,774,711,466

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Represents an affiliated issuer.

(e)	All or a portion of security is on loan.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At November 30, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	6,800,000	USD	4,419,262	12/17/25	$36,539
	CAD	7,190,000	USD	5,126,026	12/17/25	24,487
	CHF	18,590,000	USD	23,093,235	12/17/25	113,182
	DKK	2,780,000	USD	431,540	12/17/25	943
	EUR	9,860,000	USD	11,424,769	12/17/25	28,644
	GBP	3,225,000	USD	4,244,472	12/17/25	24,475
	ILS	640,000	USD	193,744	12/17/25	2,813
	NOK	1,050,000	USD	103,474	12/17/25	296
	NZD	90,000	USD	50,928	12/17/25	774
	SEK	10,875,000	USD	1,144,699	12/17/25	8,573
	SGD	130,000	USD	100,217	12/17/25	253
	USD	1,757,821	AUD	2,680,000	12/17/25	1,712
	USD	98,935,977	CHF	78,590,000	12/17/25	829,882
	USD	15,413,750	DKK	98,100,000	12/17/25	152,358
	USD	280,407,452	EUR	239,360,000	12/17/25	2,366,001
	USD	118,820,638	GBP	88,425,000	12/17/25	1,772,045
	USD	16,171,349	HKD	125,710,000	12/17/25	14,014
	USD	212,027,343	JPY	31,440,000,000	12/17/25	10,315,430
	USD	4,672,763	NOK	47,100,000	12/17/25	17,934
	USD	1,439,063	NZD	2,450,000	12/17/25	31,616
	USD	25,082,085	SEK	235,650,000	12/17/25	91,883
	USD	11,011,389	SGD	14,090,000	12/17/25	121,964

TOTAL						$15,955,818

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	CAD	65,980,000	USD	47,966,094	12/17/25	$(701,715)
	CHF	70,000	USD	88,462	12/17/25	(1,079)
	DKK	2,110,000	USD	329,080	12/17/25	(828)
	EUR	18,590,000	USD	21,786,360	12/17/25	(192,148)
	GBP	1,035,000	USD	1,382,921	12/17/25	(12,887)
	HKD	4,240,000	USD	545,902	12/17/25	(941)
	ILS	520,000	USD	159,875	12/17/25	(173)
	JPY	3,728,000,000	USD	25,270,346	12/17/25	(1,352,344)
	NOK	1,050,000	USD	104,695	12/17/25	(926)
	SGD	40,000	USD	30,949	12/17/25	(35)
	USD	53,735,050	AUD	82,310,000	12/17/25	(199,796)
	USD	1,905,910	CHF	1,530,000	12/17/25	(4,032)
	USD	262,417	DKK	1,690,000	12/17/25	(496)
	USD	15,252,999	EUR	13,180,000	12/17/25	(56,936)
	USD	7,478,661	GBP	5,680,000	12/17/25	(39,983)
	USD	5,400,208	ILS	18,080,000	12/17/25	(152,504)
	USD	1,716,250	JPY	268,000,000	12/17/25	(3,177)
	USD	49,005	NOK	500,000	12/17/25	(410)
	USD	97,179	NZD	170,000	12/17/25	(480)
	USD	1,676,127	SEK	15,900,000	12/17/25	(10,035)
	USD	524,183	SGD	680,000	12/17/25	(1,353)

TOTAL						$(2,732,278)

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At November 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Russell 2000 Index	2,453	12/19/25	$307,250,515	$7,150,035
Euro Stoxx 50 Index	172	12/19/25	11,324,180	461,524
IFSC NIFTY 50 Index	428	12/30/25	22,587,272	(1,683)
S&P 500 E-Mini Index	1,470	12/19/25	504,173,250	13,234,958
S&P Toronto Stock Exchange 60 Index	421	12/18/25	110,973,244	6,215,681

Total				$27,060,515

Short position contracts:
FTSE 100 Index	(87)	12/19/25	(11,223,682)	(329,057)

TOTAL FUTURES CONTRACTS				$26,731,458

OVER-THE-COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund(a)	Counterparty	Termination Date#	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

CIEQDUG2 Index	0.000%	Citibank NA	07/27/26-10/02/26	$93,492	$(1,841,633)

(a)	Payments made monthly.
#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

A basket (CIEQDUG2) of Futures, Purchased Options & Common Stocks

Caption	Security Type	Shares	Value	Weight

S&P 500 E-Mini Index	Futures	(437)	$(2,998,583)	1.7
Microsoft Corp.	Equitites	(375)	(184,483)	0.1
Meta Platforms Inc.	Equitites	(223)	(144,463)	0.1
Netflix, Inc.	Equitites	(739)	(79,533)	0.0
Visa, Inc.	Equitites	(151)	(50,387)	0.0
Home Depot, Inc.	Equitites	(125)	(44,781)	0.0
Costco Wholesale Corp.	Equitites	(44)	(40,622)	0.0
Linde PLC	Equitites	(98)	(40,364)	0.0
Oracle Corp.	Equitites	(184)	(37,080)	0.0
Procter & Gamble Co.	Equitites	(236)	(34,897)	0.0
Walt Disney Co.	Equitites	(326)	(34,055)	0.0
Salesforce, Inc.	Equitites	(109)	(25,087)	0.0
Intuit, Inc.	Equitites	(35)	(22,403)	0.0
ServiceNow, Inc.	Equitites	(27)	(22,125)	0.0
AT&T, Inc.	Equitites	(748)	(19,462)	0.0
Uber Technologies, Inc.	Equitites	(194)	(16,941)	0.0
Philip Morris International, Inc.	Equitites	(102)	(16,004)	0.0

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (CIEQDUG2) of Futures, Purchased Options & Common Stocks (continued)

Caption	Security Type	Shares	Value	Weight

Apple, Inc., 01/16/26, Call	Options	(248)	$(15,016)	0.0
Verizon Communications, Inc.	Equitites	(323)	(13,259)	0.0
Apple, Inc., 01/16/26, Call	Options	(248)	(12,600)	0.0
Alphabet Inc., 12/19/25, Call	Options	(93)	(12,556)	0.0
Apple, Inc., 12/19/25, Call	Options	(202)	(11,999)	0.0
Apple, Inc., 12/19/25, Call	Options	(146)	(10,833)	0.0
Alphabet Inc., 12/19/25, Call	Options	(77)	(9,655)	0.0
Apple, Inc., 12/19/25, Call	Options	(191)	(9,456)	0.0
Alphabet Inc., 01/16/26, Call	Options	(78)	(9,419)	0.0
Texas Instruments Inc.	Equitites	(56)	(9,412)	0.0
Abbott Laboratories	Equitites	(70)	(9,068)	0.0
Apple, Inc., 01/16/26, Call	Options	(212)	(8,685)	0.0
Alphabet Inc., 12/19/25, Call	Options	(61)	(8,286)	0.0
Apple, Inc., 12/19/25, Call	Options	(107)	(7,449)	0.0
Alphabet Inc., 02/20/26, Call	Options	(77)	(7,264)	0.0
Alphabet Inc., 12/19/25, Call	Options	(62)	(7,194)	0.0
Apple, Inc., 02/20/26, Call	Options	(163)	(7,090)	0.0
Broadcom Inc, 01/16/26, Call	Options	(78)	(6,956)	0.0
Broadcom Inc, 12/19/25, Call	Options	(59)	(6,754)	0.0
Apple Inc., 03/20/26, Call	Options	(219)	(6,370)	0.0
Alphabet Inc., 02/20/26, Call	Options	(56)	(6,344)	0.0
Alphabet Inc., 01/16/26, Call	Options	(59)	(6,340)	0.0
Apple, Inc., 12/19/25, Call	Options	(116)	(6,322)	0.0
Alphabet Inc., 12/19/25, Call	Options	(52)	(6,227)	0.0
Alphabet Inc., 12/19/25, Call	Options	(50)	(6,220)	0.0
Broadcom Inc, 12/19/25, Call	Options	(65)	(6,184)	0.0
Alphabet Inc., 01/16/26, Call	Options	(55)	(6,150)	0.0
Alphabet Inc., 01/16/26, Call	Options	(53)	(6,123)	0.0
Broadcom Inc, 01/16/26, Call	Options	(57)	(6,114)	0.0
Broadcom Inc, 12/19/25, Call	Options	(49)	(6,012)	0.0
NVIDIA Corp, 05/15/26, Put	Options	(224)	(5,980)	0.0
Alphabet Inc., 02/20/26, Call	Options	(62)	(5,767)	0.0
Alphabet Inc., 01/16/26, Call	Options	(43)	(5,639)	0.0

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At November 30, 2025, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call CHF/Put NOK	MS & Co. Int. PLC	$14.537	12/17/2025	6,389,000	$6,389,000	$8	$108,731	$(108,723)
Call CHF/Put NOK	MS & Co. Int. PLC	13.881	03/18/2026	6,143,000	6,143,000	16,040	107,474	(91,434)
Call CHF/Put NOK	MS & Co. Int. PLC	14.209	06/17/2026	9,258,000	9,258,000	54,607	174,711	(120,104)
Call CHF/Put NOK	MS & Co. Int. PLC	14.297	09/16/2026	12,790,000	12,790,000	142,600	219,030	(76,430)
Call CHF/Put SEK	MS & Co. Int. PLC	13.709	12/17/2025	7,340,000	7,340,000	9	103,398	(103,389)
Call CHF/Put SEK	MS & Co. Int. PLC	12.805	03/18/2026	6,975,000	6,975,000	10,439	114,554	(104,115)
Call CHF/Put SEK	MS & Co. Int. PLC	13.248	06/17/2026	10,517,000	10,517,000	28,103	196,666	(168,563)

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Calls (continued)
Call CHF/Put SEK	MS & Co. Int. PLC	$13.045	09/16/2026	14,676,000	$14,676,000	$118,526	$219,968	$(101,442)
Call JPY/Put KRW	MS & Co. Int. PLC	10.745	12/17/2025	701,185,000	701,185,000	4	68,910	(68,906)
Call JPY/Put KRW	MS & Co. Int. PLC	11.102	03/18/2026	655,617,000	655,617,000	1,813	58,270	(56,457)
Call JPY/Put KRW	MS & Co. Int. PLC	10.883	06/17/2026	807,229,000	807,229,000	15,793	82,485	(66,692)
Call JPY/Put KRW	MS & Co. Int. PLC	10.589	09/16/2026	1,176,981,000	1,176,981,000	64,702	107,071	(42,369)
Call USD/Put CAD	MS & Co. Int. PLC	1.501	12/17/2025	22,231,000	22,231,000	22	200,635	(200,613)
Call USD/Put CAD	MS & Co. Int. PLC	1.504	03/18/2026	19,875,000	19,875,000	3,041	163,492	(160,451)
Call USD/Put CAD	MS & Co. Int. PLC	1.425	06/17/2026	29,120,000	29,120,000	152,152	192,774	(40,622)
Call USD/Put CAD	MS & Co. Int. PLC	1.429	09/16/2026	41,095,000	41,095,000	287,501	268,104	19,397
Call USD/Put CLP	MS & Co. Int. PLC	1,148.202	12/17/2025	8,012,000	8,012,000	8	131,717	(131,709)
Call USD/Put CLP	MS & Co. Int. PLC	1,066.790	03/18/2026	7,503,000	7,503,000	9,244	130,335	(121,091)
Call USD/Put CLP	MS & Co. Int. PLC	1,093.270	06/17/2026	9,575,000	9,575,000	29,376	165,245	(135,869)
Call USD/Put CLP	MS & Co. Int. PLC	1,092.440	09/16/2026	13,030,000	13,030,000	82,193	225,015	(142,822)
Call USD/Put KRW	MS & Co. Int. PLC	1,572.940	12/17/2025	4,999,000	4,999,000	10	68,486	(68,476)
Call USD/Put KRW	MS & Co. Int. PLC	1,559.160	03/18/2026	5,674,000	5,674,000	12,693	63,322	(50,629)
Call USD/Put KRW	MS & Co. Int. PLC	1,493.850	06/17/2026	6,659,000	6,659,000	94,451	86,301	8,150
Call USD/Put KRW	MS & Co. Int. PLC	1,479.730	09/16/2026	9,958,000	9,958,000	212,573	102,767	109,806
Call USD/Put MXN	MS & Co. Int. PLC	24.722	12/17/2025	3,789,000	3,789,000	4	63,977	(63,973)
Call USD/Put MXN	MS & Co. Int. PLC	24.200	03/18/2026	3,684,000	3,684,000	291	61,092	(60,801)
Call USD/Put MXN	MS & Co. Int. PLC	22.541	06/17/2026	5,275,000	5,275,000	12,734	79,816	(67,082)
Call USD/Put MXN	MS & Co. Int. PLC	21.614	09/15/2026	7,000,000	7,000,000	60,466	102,963	(42,497)
Call USD/Put NOK	MS & Co. Int. PLC	12.731	12/17/2025	2,269,000	2,269,000	2	35,623	(35,621)
Call USD/Put NOK	MS & Co. Int. PLC	11.867	03/18/2026	2,411,000	2,411,000	497	35,924	(35,427)
Call USD/Put SEK	MS & Co. Int. PLC	12.134	12/17/2025	7,081,000	7,081,000	7	107,341	(107,334)
Call USD/Put SEK	MS & Co. Int. PLC	11.060	03/18/2026	7,173,000	7,173,000	667	111,662	(110,995)
Call USD/Put SEK	MS & Co. Int. PLC	10.537	06/17/2026	6,149,000	6,149,000	16,485	92,419	(75,934)

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Calls (continued)
Call USD/Put SEK	MS & Co. Int. PLC	$10.074	09/16/2026	8,468,000	$8,468,000	$87,915	$109,178	$(21,263)

				3,646,130,000	$3,646,130,000	$1,514,976	$4,159,456	$(2,644,480)

Puts
Put AUD/Call JPY	MS & Co. Int. PLC	83.680	12/17/2025	19,059,000	19,059,000	12	215,980	(215,968)
Put AUD/Call JPY	MS & Co. Int. PLC	82.400	03/18/2026	18,102,000	18,102,000	5,432	186,590	(181,158)
Put AUD/Call JPY	MS & Co. Int. PLC	81.740	06/17/2026	22,311,000	22,311,000	29,790	247,996	(218,206)
Put AUD/Call JPY	MS & Co. Int. PLC	86.090	09/16/2026	31,651,000	31,651,000	140,052	319,774	(179,722)
Put AUD/Call USD	MS & Co. Int. PLC	0.577	12/17/2025	7,613,000	7,613,000	5	67,311	(67,306)
Put AUD/Call USD	MS & Co. Int. PLC	0.585	03/18/2026	7,676,000	7,676,000	4,204	63,327	(59,123)
Put AUD/Call USD	MS & Co. Int. PLC	0.597	06/17/2026	9,287,000	9,287,000	27,057	85,603	(58,546)
Put AUD/Call USD	MS & Co. Int. PLC	0.613	09/16/2026	12,942,000	12,942,000	100,739	109,790	(9,051)
Put CAD/Call JPY	MS & Co. Int. PLC	95.080	12/17/2025	9,728,000	9,728,000	7	110,259	(110,252)
Put CAD/Call JPY	MS & Co. Int. PLC	92.800	03/18/2026	8,981,000	8,981,000	848	95,305	(94,457)
Put CAD/Call JPY	MS & Co. Int. PLC	94.010	06/17/2026	11,261,000	11,261,000	11,507	124,720	(113,213)
Put CAD/Call JPY	MS & Co. Int. PLC	95.680	09/16/2026	16,416,000	16,416,000	48,633	159,363	(110,730)
Put NZD/Call JPY	MS & Co. Int. PLC	76.630	12/17/2025	10,592,000	10,592,000	6	108,501	(108,495)
Put NZD/Call JPY	MS & Co. Int. PLC	75.830	03/18/2026	9,578,000	9,578,000	4,150	89,388	(85,238)
Put NZD/Call JPY	MS & Co. Int. PLC	75.890	06/17/2026	11,647,000	11,647,000	20,863	118,092	(97,229)
Put NZD/Call JPY	MS & Co. Int. PLC	77.260	09/16/2026	16,878,000	16,878,000	71,055	147,016	(75,961)
Put NZD/Call USD	MS & Co. Int. PLC	0.527	12/17/2025	4,192,000	4,192,000	12	33,689	(33,677)
Put NZD/Call USD	MS & Co. Int. PLC	0.537	03/18/2026	4,201,000	4,201,000	6,322	31,912	(25,590)
Put NZD/Call USD	MS & Co. Int. PLC	0.554	06/17/2026	5,047,000	5,047,000	34,231	43,582	(9,351)
Put NZD/Call USD	MS & Co. Int. PLC	0.550	09/16/2026	7,151,000	7,151,000	60,769	53,036	7,733

				244,313,000	$244,313,000	$565,694	$2,411,234	$(1,845,540)

Total purchased option contracts				3,890,443,000	$3,890,443,000	$2,080,670	$6,570,690	$(4,490,020)

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
Euro Stoxx 50 Index	$5,825.000	12/05/2025	(71)	$(41,357,500)	$(1,401)	$(19,675)	$18,274
Euro Stoxx 50 Index	5,950.000	12/12/2025	(70)	(41,650,000)	(975)	(5,670)	4,695
Euro Stoxx 50 Index	5,800.000	12/19/2025	(72)	(41,760,000)	(22,473)	(12,172)	(10,301)
FTSE 100 Index	9,925.000	12/19/2025	(13)	(12,902,500)	(5,248)	(3,387)	(1,861)
FTSE 100 Index	10,000.000	12/19/2025	(10)	(10,000,000)	(2,250)	(2,367)	117
FTSE 100 Index	10,050.000	12/19/2025	(1)	(1,005,000)	(152)	(331)	179
FTSE 100 Index	10,200.000	12/19/2025	(11)	(11,220,000)	(510)	(2,166)	1,656
FTSE 100 Index	10,225.000	12/19/2025	(11)	(11,247,500)	(364)	(1,285)	921
FTSE 100 Index	10,075.000	01/16/2026	(1)	(1,007,500)	(483)	(385)	(98)
FTSE 100 Index	10,150.000	01/16/2026	(3)	(3,045,000)	(953)	(1,008)	55
Nikkei 225 Index	52,375.000	12/12/2025	(6)	(31,425,000)	(6,991)	(10,348)	3,357
Nikkei 225 Index	54,500.000	12/12/2025	(3)	(16,350,000)	(691)	(3,626)	2,935
Nikkei 225 Index	55,000.000	12/12/2025	(8)	(44,000,000)	(1,332)	(8,325)	6,993
Nikkei 225 Index	55,500.000	12/12/2025	(6)	(33,300,000)	(768)	(7,557)	6,789
Nikkei 225 Index	56,500.000	12/12/2025	(4)	(22,600,000)	(282)	(7,908)	7,626
Nikkei 225 Index	53,875.000	01/09/2026	(3)	(16,162,500)	(6,338)	(6,709)	371
S&P 500 Index	6,775.000	12/01/2025	(39)	(26,422,500)	(301,275)	(70,743)	(230,532)
S&P 500 Index	6,885.000	12/03/2025	(38)	(26,163,000)	(54,150)	(30,513)	(23,637)
S&P 500 Index	7,075.000	12/03/2025	(28)	(19,810,000)	(350)	(37,025)	36,675
S&P 500 Index	6,940.000	12/05/2025	(38)	(26,372,000)	(26,410)	(31,633)	5,223
S&P 500 Index	7,150.000	12/10/2025	(28)	(20,020,000)	(1,470)	(35,958)	34,488
S&P 500 Index	6,975.000	12/17/2025	(29)	(20,227,500)	(83,230)	(47,978)	(35,252)
S&P 500 Index	7,075.000	12/24/2025	(29)	(20,517,500)	(49,300)	(39,383)	(9,917)

			(522)	$(498,565,000)	$(567,396)	$(386,152)	$(181,244)

Puts
Euro Stoxx 50 Index	5,275.000	12/05/2025	(142)	(74,905,000)	(1,318)	(23,305)	21,987
Euro Stoxx 50 Index	5,425.000	12/12/2025	(139)	(75,407,500)	(16,290)	(55,992)	39,702
Euro Stoxx 50 Index	5,150.000	12/19/2025	(144)	(74,160,000)	(11,195)	(39,476)	28,281
FTSE 100 Index	9,125.000	12/19/2025	(26)	(23,725,000)	(3,958)	(18,359)	14,401
FTSE 100 Index	9,175.000	12/19/2025	(1)	(917,500)	(172)	(538)	366
FTSE 100 Index	9,325.000	12/19/2025	(15)	(13,987,500)	(3,773)	(11,418)	7,645
FTSE 100 Index	9,350.000	12/19/2025	(7)	(6,545,000)	(1,900)	(5,142)	3,242
FTSE 100 Index	9,425.000	12/19/2025	(21)	(19,792,500)	(7,227)	(6,774)	(453)
FTSE 100 Index	9,450.000	12/19/2025	(22)	(20,790,000)	(8,154)	(19,858)	11,704
FTSE 100 Index	9,000.000	01/16/2026	(2)	(1,800,000)	(622)	(1,727)	1,105
FTSE 100 Index	9,300.000	01/16/2026	(6)	(5,580,000)	(3,296)	(3,207)	(89)
Nikkei 225 Index	44,250.000	12/12/2025	(11)	(48,675,000)	(1,479)	(35,805)	34,326
Nikkei 225 Index	44,875.000	12/12/2025	(5)	(22,437,500)	(2,561)	(17,332)	14,771
Nikkei 225 Index	45,250.000	12/12/2025	(13)	(58,825,000)	(7,324)	(48,780)	41,456
Nikkei 225 Index	46,875.000	12/12/2025	(7)	(32,812,500)	(7,080)	(19,850)	12,770
Nikkei 225 Index	47,500.000	12/12/2025	(15)	(71,250,000)	(19,877)	(49,474)	29,597
Nikkei 225 Index	43,000.000	01/09/2026	(6)	(25,800,000)	(4,494)	(26,465)	21,971
S&P 500 Index	6,390.000	12/01/2025	(78)	(49,842,000)	(780)	(54,782)	54,002
S&P 500 Index	6,450.000	12/03/2025	(56)	(36,120,000)	(2,660)	(167,932)	165,272
S&P 500 Index	6,635.000	12/03/2025	(77)	(51,089,500)	(13,668)	(78,500)	64,832
S&P 500 Index	6,680.000	12/05/2025	(76)	(50,768,000)	(56,620)	(77,574)	20,954
S&P 500 Index	6,575.000	12/10/2025	(57)	(37,477,500)	(47,880)	(196,316)	148,436
S&P 500 Index	6,200.000	12/17/2025	(58)	(35,960,000)	(29,000)	(245,069)	216,069

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Puts (continued)
S&P 500 Index	$6,450.000	12/24/2025	(58)	$(37,410,000)	$(113,680)	$(185,940)	$72,260

			(1,042)	$(876,077,000)	$(365,008)	$(1,389,615)	$1,024,607

Total written option contracts			(1,564)	$(1,374,642,000)	$(932,404)	$(1,775,767)	$843,363

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$95.875	12/12/2025	1,950	$4,875,000	$1,913,437	$2,763,799	$(850,362)
3 Month SOFR	96.125	12/12/2025	772	1,930,000	289,500	870,291	(580,791)
3 Month SOFR	96.500	12/12/2025	1,019	2,547,500	6,369	1,614,489	(1,608,120)
3 Month SOFR	97.000	12/12/2025	1,763	4,407,500	11,019	267,905	(256,886)
3 Month SOFR	97.250	12/12/2025	1,442	3,605,000	9,013	1,373,245	(1,364,232)
3 Month SOFR	97.500	12/12/2025	3,234	8,085,000	20,212	3,177,500	(3,157,288)
3 Month SOFR	96.000	03/13/2026	1,922	4,805,000	2,162,250	2,752,934	(590,684)
3 Month SOFR	96.250	03/13/2026	727	1,817,500	386,219	910,437	(524,218)
3 Month SOFR	96.625	03/13/2026	615	1,537,500	88,406	916,239	(827,833)
3 Month SOFR	96.750	03/13/2026	480	1,200,000	48,000	781,114	(733,114)
3 Month SOFR	97.000	03/13/2026	1,854	4,635,000	92,700	749,897	(657,197)
3 Month SOFR	97.250	03/13/2026	1,368	3,420,000	42,750	1,371,174	(1,328,424)
3 Month SOFR	97.500	03/13/2026	363	907,500	9,075	118,686	(109,611)
3 Month SOFR	96.000	06/12/2026	1,712	4,280,000	2,985,300	2,734,522	250,778
3 Month SOFR	96.250	06/12/2026	658	1,645,000	748,475	935,558	(187,083)
3 Month SOFR	96.500	06/12/2026	408	1,020,000	283,050	449,600	(166,550)
3 Month SOFR	96.625	06/12/2026	580	1,450,000	315,375	914,846	(599,471)
3 Month SOFR	96.750	06/12/2026	494	1,235,000	209,950	766,846	(556,896)
3 Month SOFR	97.000	06/12/2026	998	2,495,000	255,738	663,131	(407,393)
3 Month SOFR	97.125	06/12/2026	408	1,020,000	81,600	209,900	(128,300)
3 Month SOFR	97.250	06/12/2026	1,469	3,672,500	229,531	700,654	(471,123)
3 Month SOFR	96.000	09/11/2026	1,600	4,000,000	3,500,000	2,747,337	752,663
3 Month SOFR	96.375	09/11/2026	658	1,645,000	875,963	947,402	(71,439)
3 Month SOFR	96.500	09/11/2026	1,245	3,112,500	1,377,281	1,413,440	(36,159)
3 Month SOFR	96.625	09/11/2026	559	1,397,500	513,581	930,634	(417,053)
3 Month SOFR	97.000	09/11/2026	1,398	3,495,000	733,950	1,086,190	(352,240)
3 Month SOFR	97.250	09/11/2026	1,143	2,857,500	414,338	745,190	(330,852)
3 Month SOFR	96.000	12/11/2026	2,008	5,020,000	4,869,400	4,045,036	824,364
3 Month SOFR	96.375	12/11/2026	620	1,550,000	992,000	962,438	29,562
3 Month SOFR	96.500	12/11/2026	2,891	7,227,500	3,975,125	4,082,654	(107,529)
3 Month SOFR	96.000	03/12/2027	1,952	4,880,000	5,002,000	4,103,026	898,974
3 Month SOFR	96.250	03/12/2027	1,302	3,255,000	2,644,688	2,606,552	38,136
3 Month SOFR	96.500	03/12/2027	1,232	3,080,000	1,917,300	1,641,665	275,635
3 Month SOFR	96.000	06/11/2027	1,731	4,327,500	4,533,056	3,725,043	808,013
3 Month SOFR	96.250	06/11/2027	1,302	3,255,000	2,742,338	2,671,652	70,686
3 Month SOFR	96.500	06/11/2027	780	1,950,000	1,287,000	1,074,029	212,971
3 Month SOFR	96.250	09/10/2027	1,323	3,307,500	2,844,450	2,681,668	162,782

TOTAL			45,980	$114,950,000	$48,410,439	$60,506,723	$(12,096,284)

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Denmark Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
ETF	— Exchange Traded Fund
LLC	— Limited Liability Company
MSCI	— Morgan Stanley Capital International
PLC	— Public Limited Company
SpA	— Stand-by Purchase Agreement
SPDR	— Standard and Poor’s Depository Receipt

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments

November 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 40.4%
Aerospace & Defense – 0.9%
1,331	Axon Enterprise, Inc.*	$ 718,926
12,820	Boeing Co.*	2,422,980
4,280	General Dynamics Corp.	1,462,176
17,979	General Electric Co.	5,365,833
6,835	Howmet Aerospace, Inc.	1,398,373
665	Huntington Ingalls Industries, Inc.	208,557
3,172	L3Harris Technologies, Inc.	884,005
3,483	Lockheed Martin Corp.	1,594,726
2,282	Northrop Grumman Corp.	1,305,875
22,694	RTX Corp.	3,969,408
3,021	Textron, Inc.	251,226
955	TransDigm Group, Inc.	1,298,962

		20,881,047

Air Freight & Logistics – 0.1%
2,002	CH Robinson Worldwide, Inc.	318,058
2,301	Expeditors International of Washington, Inc.	338,017
3,680	FedEx Corp.	1,014,502
12,479	United Parcel Service, Inc. Class B	1,195,363

		2,865,940

Automobile Components* – 0.0%
3,692	Aptiv PLC	286,315

Automobiles – 0.9%
66,274	Ford Motor Co.	880,118
16,142	General Motors Co.	1,186,760
47,576	Tesla, Inc.*	20,465,768

		22,532,646

Banks – 1.4%
115,533	Bank of America Corp.	6,198,345
31,211	Citigroup, Inc.	3,233,460
7,313	Citizens Financial Group, Inc.	395,633
11,222	Fifth Third Bancorp	487,708
26,663	Huntington Bancshares, Inc.	434,607
46,620	JPMorgan Chase & Co.	14,595,790
15,802	KeyCorp	290,441
6,677	PNC Financial Services Group, Inc.	1,273,437
15,128	Regions Financial Corp.	385,008
21,861	Truist Financial Corp.	1,016,537
26,384	U.S. Bancorp	1,294,135
54,312	Wells Fargo & Co.	4,662,685

		34,267,786

Beverages – 0.4%
2,986	Brown-Forman Corp. Class B	86,534
65,669	Coca-Cola Co.	4,801,717
2,421	Constellation Brands, Inc. Class A	330,176
23,031	Keurig Dr. Pepper, Inc.	642,565
2,872	Molson Coors Beverage Co. Class B	133,577
12,085	Monster Beverage Corp.*	906,254
23,212	PepsiCo, Inc.	3,452,553

		10,353,376

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – 0.7%
29,951	AbbVie, Inc.	$ 6,819,843
9,127	Amgen, Inc.	3,153,013
2,486	Biogen, Inc.*	452,676
21,037	Gilead Sciences, Inc.	2,647,296
2,781	Incyte Corp.*	290,503
5,871	Moderna, Inc.*	152,529
1,727	Regeneron Pharmaceuticals, Inc.	1,347,388
4,347	Vertex Pharmaceuticals, Inc.*	1,884,903

		16,748,151

Broadline Retail – 1.6%
164,542	Amazon.com, Inc.*	38,374,485
7,748	eBay, Inc.	641,457

		39,015,942

Building Products – 0.2%
1,937	A.O. Smith Corp.	127,803
1,455	Allegion PLC	241,574
1,874	Builders FirstSource, Inc.*	210,319
13,563	Carrier Global Corp.	744,337
11,095	Johnson Controls International PLC	1,290,459
542	Lennox International, Inc.	270,388
3,550	Masco Corp.	230,289
3,773	Trane Technologies PLC	1,590,244

		4,705,413

Capital Markets – 1.2%
1,598	Ameriprise Financial, Inc.	728,272
11,957	Bank of New York Mellon Corp.	1,340,380
2,442	Blackrock, Inc.	2,557,507
12,497	Blackstone, Inc.	1,829,811
1,773	Cboe Global Markets, Inc.	457,735
28,929	Charles Schwab Corp.	2,682,586
6,110	CME Group, Inc.	1,719,721
3,834	Coinbase Global, Inc. Class A*	1,045,992
641	FactSet Research Systems, Inc.	177,730
5,193	Franklin Resources, Inc.	117,310
7,549	Interactive Brokers Group, Inc. Class A	490,836
9,705	Intercontinental Exchange, Inc.	1,526,596
7,561	Invesco Ltd.	184,866
11,631	KKR & Co., Inc.	1,422,588
2,616	Moody’s Corp.	1,283,880
20,569	Morgan Stanley	3,489,737
1,312	MSCI, Inc.	739,601
7,685	Nasdaq, Inc.	698,720
3,242	Northern Trust Corp.	425,804
3,009	Raymond James Financial, Inc.	471,029
13,122	Robinhood Markets, Inc. Class A*	1,686,046
5,298	S&P Global, Inc.	2,642,801
4,810	State Street Corp.	572,486

		28,292,034

Chemicals – 0.4%
3,773	Air Products & Chemicals, Inc.	984,942
1,995	Albemarle Corp.	259,330
2,746	CF Industries Holdings, Inc.	216,110

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments (continued)

November 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Chemicals – (continued)
11,514	Corteva, Inc.	$ 776,850
12,018	Dow, Inc.	286,629
7,099	DuPont de Nemours, Inc.	282,327
4,328	Ecolab, Inc.	1,190,893
4,345	International Flavors & Fragrances, Inc.	301,891
7,950	Linde PLC	3,262,044
4,363	LyondellBasell Industries NV Class A	213,743
5,381	Mosaic Co.	131,781
3,827	PPG Industries, Inc.	382,853
3,931	Sherwin-Williams Co.	1,351,045
2,691	Solstice Advanced Materials, Inc.*	128,307

		9,768,745

Commercial Services & Supplies – 0.2%
5,807	Cintas Corp.	1,080,218
15,082	Copart, Inc.*	587,896
3,441	Republic Services, Inc.	746,903
4,976	Rollins, Inc.	305,925
4,207	Veralto Corp.	425,833
6,283	Waste Management, Inc.	1,368,877

		4,515,652

Communications Equipment – 0.4%
17,473	Arista Networks, Inc.*	2,283,371
67,139	Cisco Systems, Inc.	5,165,675
974	F5, Inc.*	232,942
2,825	Motorola Solutions, Inc.	1,044,346

		8,726,334

Construction & Engineering – 0.1%
759	EMCOR Group, Inc.	466,838
2,526	Quanta Services, Inc.	1,174,287

		1,641,125

Construction Materials – 0.1%
1,022	Martin Marietta Materials, Inc.	636,951
2,240	Vulcan Materials Co.	665,818

		1,302,769

Consumer Finance – 0.3%
9,203	American Express Co.	3,361,580
10,842	Capital One Financial Corp.	2,375,157
6,308	Synchrony Financial	487,987

		6,224,724

Consumer Staples Distribution & Retail – 0.7%
7,519	Costco Wholesale Corp.	6,869,283
3,731	Dollar General Corp.	408,507
3,291	Dollar Tree, Inc.*	364,676
10,313	Kroger Co.	693,859
8,096	Sysco Corp.	616,915
7,703	Target Corp.	698,046
74,416	Walmart, Inc.	8,223,712

		17,874,998

Shares	Description	Value

Common Stocks – (continued)
Containers & Packaging – 0.1%
39,085	Amcor PLC	$ 333,004
1,322	Avery Dennison Corp.	227,873
4,614	Ball Corp.	228,532
8,952	International Paper Co.	353,425
1,515	Packaging Corp. of America	309,166
8,852	Smurfit WestRock PLC	315,928

		1,767,928

Distributors – 0.0%
2,358	Genuine Parts Co.	307,483
4,362	LKQ Corp.	129,508
557	Pool Corp.	135,685

		572,676

Diversified Telecommunication Services – 0.3%
121,229	AT&T, Inc.	3,154,379
71,484	Verizon Communications, Inc.	2,938,707

		6,093,086

Electric Utilities – 0.6%
4,357	Alliant Energy Corp.	302,681
9,067	American Electric Power Co., Inc.	1,122,223
5,297	Constellation Energy Corp.	1,930,015
13,184	Duke Energy Corp.	1,634,025
6,525	Edison International	384,257
7,569	Entergy Corp.	738,129
3,902	Evergy, Inc.	302,990
6,292	Eversource Energy	422,697
17,124	Exelon Corp.	806,883
8,810	FirstEnergy Corp.	420,413
34,914	NextEra Energy, Inc.	3,012,729
3,279	NRG Energy, Inc.	555,758
37,263	PG&E Corp.	600,679
2,025	Pinnacle West Capital Corp.	183,991
12,538	PPL Corp.	462,652
18,650	Southern Co.	1,699,388
10,027	Xcel Energy, Inc.	823,317

		15,402,827

Electrical Equipment – 0.3%
3,916	AMETEK, Inc.	774,937
6,600	Eaton Corp. PLC	2,282,874
9,542	Emerson Electric Co.	1,272,712
4,615	GE Vernova, Inc.	2,767,939
995	Generac Holdings, Inc.*	150,872
901	Hubbell, Inc.	388,718
1,906	Rockwell Automation, Inc.	754,509

		8,392,561

Electronic Equipment, Instruments & Components – 0.3%
20,700	Amphenol Corp. Class A	2,916,630
2,222	CDW Corp.	320,457
13,216	Corning, Inc.	1,112,787
1,820	Jabil, Inc.	383,492
2,918	Keysight Technologies, Inc.*	577,618
5,010	TE Connectivity PLC	1,133,011
795	Teledyne Technologies, Inc.*	397,118
4,035	Trimble, Inc.*	328,530

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments (continued)

November 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electronic Equipment, Instruments & Components – (continued)
862	Zebra Technologies Corp. Class A*	$ 217,871

		7,387,514

Energy Equipment & Services – 0.1%
16,715	Baker Hughes Co.	839,093
14,455	Halliburton Co.	379,010
25,295	SLB Ltd.	916,691

		2,134,794

Entertainment – 0.6%
3,818	Electronic Arts, Inc.	771,351
2,674	Live Nation Entertainment, Inc.*	351,497
72,043	Netflix, Inc.*	7,750,386
2,940	Take-Two Interactive Software, Inc.*	723,446
1,170	TKO Group Holdings, Inc.	226,851
30,483	Walt Disney Co.	3,184,559
41,975	Warner Bros Discovery, Inc.*	1,007,400

		14,015,490

Financial Services – 1.5%
7,801	Apollo Global Management, Inc.	1,028,562
31,089	Berkshire Hathaway, Inc. Class B*	15,973,839
9,318	Block, Inc.*	622,442
1,197	Corpay, Inc.*	354,073
9,216	Fiserv, Inc.*	566,507
4,113	Global Payments, Inc.	311,601
1,235	Jack Henry & Associates, Inc.	215,483
13,996	Mastercard, Inc. Class A	7,705,218
16,198	PayPal Holdings, Inc.	1,015,453
28,800	Visa, Inc. Class A	9,631,872

		37,425,050

Food Products – 0.2%
8,146	Archer-Daniels-Midland Co.	494,788
2,374	Bunge Global SA	228,070
3,336	Campbell’s Co.	101,681
8,122	Conagra Brands, Inc.	144,978
9,065	General Mills, Inc.	429,228
2,511	Hershey Co.	472,269
4,941	Hormel Foods Corp.	114,681
1,809	J.M. Smucker Co.	188,462
4,558	Kellanova	381,231
14,448	Kraft Heinz Co.	368,568
2,363	Lamb Weston Holdings, Inc.	139,559
4,290	McCormick & Co., Inc.	289,489
21,938	Mondelez International, Inc. Class A	1,262,971
4,845	Tyson Foods, Inc. Class A	281,252

		4,897,227

Gas Utilities – 0.0%
2,722	Atmos Energy Corp.	480,079

Ground Transportation – 0.3%
31,607	CSX Corp.	1,117,624
1,297	JB Hunt Transport Services, Inc.	225,626

Shares	Description	Value

Common Stocks – (continued)
Ground Transportation – (continued)
3,804	Norfolk Southern Corp.	$ 1,111,110
3,136	Old Dominion Freight Line, Inc.	424,269
35,357	Uber Technologies, Inc.*	3,095,152
10,055	Union Pacific Corp.	2,331,051

		8,304,832

Health Care Equipment & Supplies – 0.9%
29,508	Abbott Laboratories	3,803,581
1,143	Align Technology, Inc.*	168,238
8,708	Baxter International, Inc.	163,188
4,860	Becton Dickinson & Co.	942,937
25,122	Boston Scientific Corp.*	2,551,893
3,383	Cooper Cos., Inc.*	263,637
6,649	Dexcom, Inc.*	422,012
9,954	Edwards Lifesciences Corp.*	862,713
7,741	GE HealthCare Technologies, Inc.	619,203
3,771	Hologic, Inc.*	282,712
1,356	IDEXX Laboratories, Inc.*	1,020,905
1,193	Insulet Corp.*	390,338
6,078	Intuitive Surgical, Inc.*	3,485,611
21,723	Medtronic PLC	2,288,083
2,482	ResMed, Inc.	634,970
2,499	Solventum Corp.*	213,065
1,670	STERIS PLC	444,688
5,834	Stryker Corp.	2,165,464
3,359	Zimmer Biomet Holdings, Inc.	327,570

		21,050,808

Health Care Providers & Services – 0.7%
4,049	Cardinal Health, Inc.	859,441
3,287	Cencora, Inc.	1,212,673
7,910	Centene Corp.*	311,180
4,526	Cigna Group	1,254,969
21,503	CVS Health Corp.	1,727,981
606	DaVita, Inc.*	72,526
3,818	Elevance Health, Inc.	1,291,477
2,777	HCA Healthcare, Inc.	1,411,521
1,748	Henry Schein, Inc.*	130,349
2,039	Humana, Inc.	501,125
1,409	Labcorp Holdings, Inc.	378,711
2,109	McKesson Corp.	1,858,282
919	Molina Healthcare, Inc.*	136,251
1,896	Quest Diagnostics, Inc.	358,685
15,355	UnitedHealth Group, Inc.	5,063,618
956	Universal Health Services, Inc. Class B	232,910

		16,801,699

Health Care REITs – 0.1%
2,639	Alexandria Real Estate Equities, Inc.	141,635
11,782	Healthpeak Properties, Inc.	215,139
7,705	Ventas, Inc.	621,254
11,339	Welltower, Inc.	2,361,007

		3,339,035

Hotel & Resort REITs – 0.0%
10,841	Host Hotels & Resorts, Inc.	191,127

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments (continued)

November 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – 0.7%
7,275	Airbnb, Inc. Class A*	$ 851,102
549	Booking Holdings, Inc.	2,698,165
18,407	Carnival Corp.*	474,532
22,734	Chipotle Mexican Grill, Inc.*	784,778
1,984	Darden Restaurants, Inc.	356,287
530	Domino’s Pizza, Inc.	222,404
6,276	DoorDash, Inc. Class A*	1,244,970
2,004	Expedia Group, Inc.	512,403
3,988	Hilton Worldwide Holdings, Inc.	1,136,699
5,237	Las Vegas Sands Corp.	356,954
3,820	Marriott International, Inc. Class A	1,164,298
12,099	McDonald’s Corp.	3,772,710
3,461	MGM Resorts International*	122,139
7,662	Norwegian Cruise Line Holdings Ltd.*	141,440
4,283	Royal Caribbean Cruises Ltd.	1,140,349
19,272	Starbucks Corp.	1,678,784
1,431	Wynn Resorts Ltd.	184,141
4,705	Yum! Brands, Inc.	720,853

		17,563,008

Household Durables – 0.1%
4,701	DR Horton, Inc.	747,506
2,774	Garmin Ltd.	541,818
885	Mohawk Industries, Inc.*	102,571
49	NVR, Inc.*	367,857
3,345	PulteGroup, Inc.	425,451

		2,185,203

Household Products – 0.3%
4,130	Church & Dwight Co., Inc.	351,711
2,074	Clorox Co.	223,868
13,703	Colgate-Palmolive Co.	1,101,584
5,625	Kimberly-Clark Corp.	613,800
39,713	Procter & Gamble Co.	5,883,878

		8,174,841

Independent Power and Renewable Electricity Producers – 0.0%
12,072	AES Corp.	169,732
5,400	Vistra Corp.	965,844

		1,135,576

Industrial Conglomerates – 0.1%
9,030	3M Co.	1,553,612
10,764	Honeywell International, Inc.	2,068,733

		3,622,345

Industrial REITs – 0.1%
15,735	Prologis, Inc.	2,022,420

Insurance – 0.7%
8,161	Aflac, Inc.	900,240
4,468	Allstate Corp.	951,595
9,393	American International Group, Inc.	715,371
3,656	Aon PLC Class A	1,293,931
6,302	Arch Capital Group Ltd.*	591,884
4,346	Arthur J Gallagher & Co.	1,076,157
855	Assurant, Inc.	195,077

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
4,968	Brown & Brown, Inc.	$ 399,576
6,286	Chubb Ltd.	1,861,787
2,651	Cincinnati Financial Corp.	444,281
431	Erie Indemnity Co. Class A	127,356
711	Everest Group Ltd.	223,460
1,373	Globe Life, Inc.	184,984
4,767	Hartford Insurance Group, Inc.	653,222
2,884	Loews Corp.	311,097
8,335	Marsh & McLennan Cos., Inc.	1,529,056
9,471	MetLife, Inc.	725,100
3,437	Principal Financial Group, Inc.	291,526
9,939	Progressive Corp.	2,273,944
5,968	Prudential Financial, Inc.	646,036
3,817	Travelers Cos., Inc.	1,117,847
5,080	W.R. Berkley Corp.	394,665
1,654	Willis Towers Watson PLC	530,934

		17,439,126

Interactive Media & Services – 3.3%
79,173	Alphabet, Inc. Class C	25,344,861
98,623	Alphabet, Inc. Class A	31,577,112
4,080	Match Group, Inc.	135,905
36,773	Meta Platforms, Inc. Class A	23,827,065

		80,884,943

IT Services – 0.4%
10,560	Accenture PLC Class A	2,640,000
2,431	Akamai Technologies, Inc.*	217,623
8,280	Cognizant Technology Solutions
	Corp. Class A	643,439
944	EPAM Systems, Inc.*	176,528
1,284	Gartner, Inc.*	298,838
2,347	GoDaddy, Inc. Class A*	300,087
15,793	International Business Machines Corp.	4,873,404
1,425	VeriSign, Inc.	359,086

		9,509,005

Leisure Products – 0.0%
2,259	Hasbro, Inc.	186,593

Life Sciences Tools & Services – 0.4%
4,816	Agilent Technologies, Inc.	739,256
2,658	Bio-Techne Corp.	171,467
834	Charles River Laboratories International, Inc.*	148,569
10,805	Danaher Corp.	2,450,358
2,882	IQVIA Holdings, Inc.*	662,889
349	Mettler-Toledo International, Inc.*	515,375
1,968	Revvity, Inc.	205,479
6,402	Thermo Fisher Scientific, Inc.	3,782,493
1,009	Waters Corp.*	407,051
1,219	West Pharmaceutical Services, Inc.	337,968

		9,420,905

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments (continued)

November 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Machinery – 0.7%
7,943	Caterpillar, Inc.	$ 4,573,262
2,336	Cummins, Inc.	1,163,281
4,270	Deere & Co.	1,983,372
2,325	Dover Corp.	430,776
5,736	Fortive Corp.	306,761
1,276	IDEX Corp.	221,935
4,497	Illinois Tool Works, Inc.	1,121,012
6,132	Ingersoll Rand, Inc.	492,645
910	Nordson Corp.	216,271
6,654	Otis Worldwide Corp.	591,208
8,903	PACCAR, Inc.	938,554
2,166	Parker-Hannifin Corp.	1,866,442
2,779	Pentair PLC	292,462
884	Snap-on, Inc.	300,604
2,624	Stanley Black & Decker, Inc.	187,669
2,898	Westinghouse Air Brake Technologies Corp.	604,378
4,127	Xylem, Inc.	580,545

		15,871,177

Media – 0.1%
1,575	Charter Communications, Inc. Class A*	315,189
62,438	Comcast Corp. Class A	1,666,470
3,560	Fox Corp. Class A	233,180
2,516	Fox Corp. Class B	146,582
6,382	News Corp. Class A	163,890
2,110	News Corp. Class B	62,097
5,420	Omnicom Group, Inc.	388,181
5,235	Paramount Skydance Corp. Class B	83,865
7,556	Trade Desk, Inc. Class A*	298,915

		3,358,369

Metals & Mining – 0.2%
24,342	Freeport-McMoRan, Inc.	1,046,219
18,623	Newmont Corp.	1,689,665
3,892	Nucor Corp.	620,735
2,346	Steel Dynamics, Inc.	393,729

		3,750,348

Multi-Utilities – 0.2%
4,585	Ameren Corp.	487,615
11,069	CenterPoint Energy, Inc.	442,539
5,075	CMS Energy Corp.	382,858
6,115	Consolidated Edison, Inc.	613,701
14,469	Dominion Energy, Inc.	908,219
3,519	DTE Energy Co.	482,208
7,983	NiSource, Inc.	352,290
8,461	Public Service Enterprise Group, Inc.	706,663
11,062	Sempra	1,047,793
5,457	WEC Energy Group, Inc.	611,566

		6,035,452

Office REITs – 0.0%
2,497	BXP, Inc.	180,683

Oil, Gas & Consumable Fuels – 1.1%
6,066	APA Corp.	151,468

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
32,629	Chevron Corp.	$ 4,931,221
21,175	ConocoPhillips	1,878,011
12,938	Coterra Energy, Inc.	347,256
10,763	Devon Energy Corp.	398,877
3,190	Diamondback Energy, Inc.	486,762
9,257	EOG Resources, Inc.	998,367
10,580	EQT Corp.	643,899
4,038	Expand Energy Corp.	492,353
72,280	Exxon Mobil Corp.	8,378,697
33,153	Kinder Morgan, Inc.	905,740
5,154	Marathon Petroleum Corp.	998,484
12,184	Occidental Petroleum Corp.	511,728
10,677	ONEOK, Inc.	777,499
6,852	Phillips 66	938,450
3,648	Targa Resources Corp.	639,531
327	Texas Pacific Land Corp.	282,623
5,267	Valero Energy Corp.	930,995
20,704	Williams Cos., Inc.	1,261,495

		25,953,456

Passenger Airlines – 0.1%
10,997	Delta Air Lines, Inc.	704,908
8,904	Southwest Airlines Co.	309,948
5,489	United Airlines Holdings, Inc.*	559,658

		1,574,514

Personal Products – 0.0%
4,168	Estee Lauder Cos., Inc. Class A	392,084
32,536	Kenvue, Inc.	564,499

		956,583

Pharmaceuticals – 1.3%
34,509	Bristol-Myers Squibb Co.	1,697,843
13,479	Eli Lilly & Co.	14,496,260
40,831	Johnson & Johnson	8,448,750
42,348	Merck & Co., Inc.	4,439,341
96,394	Pfizer, Inc.	2,481,182
19,766	Viatris, Inc.	211,299
7,514	Zoetis, Inc.	963,144

		32,737,819

Professional Services – 0.2%
6,867	Automatic Data Processing, Inc.	1,753,145
1,986	Broadridge Financial Solutions, Inc.	452,987
2,707	Dayforce, Inc.*	187,054
2,099	Equifax, Inc.	445,765
2,027	Jacobs Solutions, Inc.	273,260
2,175	Leidos Holdings, Inc.	415,642
5,497	Paychex, Inc.	613,960
849	Paycom Software, Inc.	136,833
2,369	Verisk Analytics, Inc.	533,191

		4,811,837

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments (continued)

November 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate Management & Development* – 0.1%
4,969	CBRE Group, Inc. Class A	$ 804,133
7,183	CoStar Group, Inc.	494,191

		1,298,324

Residential REITs – 0.1%
2,411	AvalonBay Communities, Inc.	438,657
1,812	Camden Property Trust	192,688
5,892	Equity Residential	363,831
1,092	Essex Property Trust, Inc.	287,873
9,562	Invitation Homes, Inc.	269,649
1,985	Mid-America Apartment Communities, Inc.	269,742
5,112	UDR, Inc.	186,179

		2,008,619

Retail REITs – 0.1%
1,331	Federal Realty Investment Trust	131,410
11,481	Kimco Realty Corp.	237,197
15,501	Realty Income Corp.	893,013
2,770	Regency Centers Corp.	197,113
5,535	Simon Property Group, Inc.	1,031,281

		2,490,014

Semiconductors & Semiconductor Equipment – 5.7%
27,514	Advanced Micro Devices, Inc.*	5,985,120
8,413	Analog Devices, Inc.	2,232,305
13,606	Applied Materials, Inc.	3,432,113
79,744	Broadcom, Inc.	32,133,642
1,818	First Solar, Inc.*	496,169
74,209	Intel Corp.*	3,009,917
2,237	KLA Corp.	2,629,526
21,458	Lam Research Corp.	3,347,448
9,150	Microchip Technology, Inc.	490,257
18,974	Micron Technology, Inc.	4,486,972
812	Monolithic Power Systems, Inc.	753,674
413,682	NVIDIA Corp.	73,221,714
4,274	NXP Semiconductors NV	833,174
6,934	ON Semiconductor Corp.*	348,364
3,550	Qnity Electronics, Inc. Class W/I	287,870
18,286	QUALCOMM, Inc.	3,073,694
2,516	Skyworks Solutions, Inc.	165,930
2,697	Teradyne, Inc.	490,557
15,414	Texas Instruments, Inc.	2,593,714

		140,012,160

Software – 4.2%
7,192	Adobe, Inc.*	2,302,375
4,590	AppLovin Corp. Class A*	2,751,613
3,628	Autodesk, Inc.*	1,100,518
4,620	Cadence Design Systems, Inc.*	1,440,701
4,226	Crowdstrike Holdings, Inc. Class A*	2,151,710
5,481	Datadog, Inc. Class A*	877,015
407	Fair Isaac Corp.*	734,973
11,043	Fortinet, Inc.*	895,919
9,502	Gen Digital, Inc.	250,568
4,729	Intuit, Inc.	2,998,564
126,023	Microsoft Corp.	62,004,576
28,097	Oracle Corp.	5,674,189

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
38,558	Palantir Technologies, Inc. Class A*	$ 6,495,095
11,324	Palo Alto Networks, Inc.*	2,153,032
2,031	PTC, Inc.*	356,298
1,825	Roper Technologies, Inc.	814,352
16,208	Salesforce, Inc.	3,736,592
3,526	ServiceNow, Inc.*	2,864,558
3,137	Synopsys, Inc.*	1,311,297
733	Tyler Technologies, Inc.*	344,232
3,662	Workday, Inc. Class A*	789,600

		102,047,777

Specialized REITs – 0.3%
7,939	American Tower Corp.	1,439,103
7,383	Crown Castle, Inc.	673,920
5,435	Digital Realty Trust, Inc.	870,252
1,659	Equinix, Inc.	1,249,741
3,599	Extra Space Storage, Inc.	479,279
5,007	Iron Mountain, Inc.	432,354
2,677	Public Storage	734,944
1,821	SBA Communications Corp.	353,766
18,079	VICI Properties, Inc.	521,037
12,233	Weyerhaeuser Co.	271,695

		7,026,091

Specialty Retail – 0.7%
284	AutoZone, Inc.*	1,123,030
3,332	Best Buy Co., Inc.	264,161
16,868	Home Depot, Inc.	6,020,527
9,502	Lowe’s Cos., Inc.	2,304,045
14,386	O’Reilly Automotive, Inc.*	1,463,056
5,545	Ross Stores, Inc.	977,916
18,914	TJX Cos., Inc.	2,873,415
8,985	Tractor Supply Co.	492,198
762	Ulta Beauty, Inc.*	410,588
2,085	Williams-Sonoma, Inc.	375,321

		16,304,257

Technology Hardware, Storage & Peripherals – 3.1%
251,607	Apple, Inc.	70,160,612
5,140	Dell Technologies, Inc. Class C	685,419
22,248	Hewlett Packard Enterprise Co.	486,564
15,925	HP, Inc.	388,888
3,393	NetApp, Inc.	378,523
3,606	Seagate Technology Holdings PLC	997,744
8,500	Super Micro Computer, Inc.*	287,725
5,882	Western Digital Corp.	960,707

		74,346,182

Textiles, Apparel & Luxury Goods – 0.1%
2,515	Deckers Outdoor Corp.*	221,395
1,849	Lululemon Athletica, Inc.*	340,549
20,142	NIKE, Inc. Class B	1,301,777
656	Ralph Lauren Corp.	240,969
3,529	Tapestry, Inc.	385,649

		2,490,339

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments (continued)

November 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Tobacco – 0.2%
28,481	Altria Group, Inc.	$ 1,680,664
26,391	Philip Morris International, Inc.	4,156,054

		5,836,718

Trading Companies & Distributors – 0.1%
19,457	Fastenal Co.	786,063
1,091	United Rentals, Inc.	889,361
746	WW Grainger, Inc.	707,678

		2,383,102

Water Utilities – 0.0%
3,308	American Water Works Co., Inc.	430,272

Wireless Telecommunication Services – 0.1%
8,205	T-Mobile U.S., Inc.	1,714,927

TOTAL COMMON STOCKS (Cost $950,573,918)		$ 984,022,715

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations(a) – 41.4%
U.S. Treasury Bills
$42,000,000	0.000%	12/11/25	$ 41,954,397
36,000,000	0.000	12/18/25	35,933,529
7,000,000	0.000	01/06/26	6,973,413
103,000,000	0.000	01/20/26	102,457,074
126,000,000	0.000	01/22/26	125,312,463
52,000,000	0.000	02/03/26	51,654,854
87,000,000	0.000	02/24/26	86,240,319
120,000,000	0.000	03/19/26	118,663,745

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations(a) – (continued)
U.S. Treasury Bills – (continued)
$85,000,000	0.000%	03/26/26	$ 83,994,917
165,000,000	0.000	04/23/26	162,598,872
115,000,000	0.000	05/14/26	113,087,770
81,000,000	0.000	06/11/26	79,458,474

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,008,291,457)			$1,008,329,827

Shares	Dividend Rate	Value

Investment Company(b) – 12.7%
Goldman Sachs Financial Square Government Fund — Institutional Shares
309,441,572	3.928%	$ 309,441,572
(Cost $309,441,572)

TOTAL INVESTMENTS – 94.5% (Cost $2,268,306,947)		$2,301,794,114

OTHER ASSETS IN EXCESS OF LIABILITIES – 5.5%		134,243,596

NET ASSETS – 100.0%		$2,436,037,710

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Represents an affiliated issuer.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments (continued)

November 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At November 30, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	CHF	51,610,000	USD	64,209,695	12/17/25	$216,512
	EUR	33,120,000	USD	38,316,290	12/17/25	156,023
	GBP	9,140,000	USD	11,996,999	12/17/25	101,662
	USD	12,953,540	AUD	19,570,000	12/17/25	130,007
	USD	40,087,001	CAD	55,430,000	12/17/25	380,051
	USD	53,142,790	CHF	41,990,000	12/17/25	725,498
	USD	22,039,454	EUR	18,760,000	12/17/25	247,770
	USD	44,080,384	GBP	32,760,000	12/17/25	715,815
	USD	51,279,707	JPY	7,531,050,000	12/17/25	2,962,197
	USD	66,159,553	NZD	112,090,000	12/17/25	1,767,430

TOTAL						$7,402,965

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	AUD	40,050,000	USD	26,272,600	12/17/25	$(29,244)
	CAD	17,470,000	USD	12,587,770	12/17/25	(73,240)
	CHF	31,790,000	USD	39,771,405	12/17/25	(87,058)
	EUR	18,760,000	USD	22,107,872	12/17/25	(316,187)
	GBP	9,710,000	USD	13,059,925	12/17/25	(206,752)
	JPY	11,171,140,000	USD	75,803,385	12/17/25	(4,131,881)
	NZD	88,890,000	USD	51,688,255	12/17/25	(623,790)
	USD	32,792,197	AUD	50,130,000	12/17/25	(56,229)
	USD	54,068,855	CAD	75,610,000	12/17/25	(93,917)
	USD	37,543,448	GBP	28,400,000	12/17/25	(49,767)
	USD	23,325,929	JPY	3,640,090,000	12/17/25	(28,064)
	USD	22,172,501	NZD	38,720,000	12/17/25	(70,902)

TOTAL						$(5,767,031)

FUTURES CONTRACTS — At November 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.K. Long Gilt	178	03/27/26	$21,577,957	$84,343
10 Year U.S. Treasury Notes	12,943	03/20/26	1,467,008,156	268,470
20 Year U.S. Treasury Bonds	57	03/20/26	6,693,938	5,231
5 Year German Euro-Bund	9	12/08/25	1,345,913	(77)
Canada 10 Year Government Bonds	15	03/20/26	1,319,618	4,910
CBOE Volatility Index	25	01/21/26	496,675	(63,564)
Japan 10 Year Government Bonds	31	12/15/25	26,817,515	(136,923)
S&P 500 E-Mini Index	1,422	12/19/25	487,710,450	7,267,022

Total				$7,429,412

Short position contracts:
2 Year U.S. Treasury Notes	(195)	03/31/26	(40,727,578)	13,182
5 Year U.S. Treasury Notes	(56)	03/31/26	(6,146,875)	(973)
Australian 10 Year Government Bonds	(240)	12/15/25	(17,572,570)	73,647

Total				$85,856

TOTAL FUTURES CONTRACTS				$7,515,268

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At November 30, 2025, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
S&P 500 Index	$6,890.000	12/05/2025	1	$689,000	$2,255	$3,431	$(1,176)
S&P 500 Index	6,930.000	12/05/2025	13	9,009,000	12,545	23,323	(10,778)
S&P 500 Index	6,955.000	12/05/2025	2	1,391,000	1,000	4,422	(3,422)

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments (continued)

November 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Calls (continued)
S&P 500 Index	$6,960.000	12/05/2025	18	$12,528,000	$7,740	$56,178	$(48,438)
S&P 500 Index	6,965.000	12/05/2025	33	22,984,500	12,210	76,873	(64,663)
S&P 500 Index	7,040.000	12/05/2025	29	20,416,000	1,015	71,159	(70,144)
S&P 500 Index	6,815.000	12/12/2025	19	12,948,500	178,790	62,579	116,211
S&P 500 Index	6,880.000	12/12/2025	2	1,376,000	11,140	5,162	5,978
S&P 500 Index	6,885.000	12/12/2025	23	15,835,500	121,785	77,953	43,832
S&P 500 Index	6,975.000	12/12/2025	5	3,487,500	9,000	11,255	(2,255)
S&P 500 Index	7,000.000	12/12/2025	1	700,000	1,250	2,641	(1,391)
S&P 500 Index	7,010.000	12/12/2025	13	9,113,000	13,845	35,253	(21,408)
S&P 500 Index	7,050.000	12/12/2025	30	21,150,000	16,350	106,670	(90,320)
S&P 500 Index	6,850.000	12/19/2025	10	6,850,000	94,800	36,080	58,720
S&P 500 Index	6,920.000	12/19/2025	28	19,376,000	160,020	98,128	61,892
S&P 500 Index	6,960.000	12/26/2025	22	15,312,000	114,950	74,816	40,134

			249	$173,166,000	$758,695	$745,923	$12,772

Puts
S&P 500 Index	5,000.000	12/01/2025	500	250,000,000	1,250	83,625	(82,375)
S&P 500 Index	5,000.000	12/02/2025	500	250,000,000	1,250	68,625	(67,375)
S&P 500 Index	4,800.000	12/03/2025	500	240,000,000	1,250	87,492	(86,242)
S&P 500 Index	4,800.000	12/04/2025	501	240,480,000	2,505	76,277	(73,772)
S&P 500 Index	4,400.000	12/05/2025	501	220,440,000	1,253	67,549	(66,296)
S&P 500 Index	4,600.000	12/09/2025	497	228,620,000	4,970	53,303	(48,333)
S&P 500 Index	4,400.000	12/10/2025	505	222,200,000	3,787	114,633	(110,846)
S&P 500 Index	4,800.000	12/10/2025	495	237,600,000	7,425	73,384	(65,959)
S&P 500 Index	4,800.000	12/11/2025	496	238,080,000	8,680	68,076	(59,396)
S&P 500 Index	4,600.000	12/12/2025	503	231,380,000	7,545	100,000	(92,455)
S&P 500 Index	4,600.000	12/15/2025	507	233,220,000	10,140	109,005	(98,865)
S&P 500 Index	4,600.000	12/16/2025	512	235,520,000	15,360	113,845	(98,485)
S&P 500 Index	4,350.000	12/19/2025	547	237,945,000	17,778	187,211	(169,433)
S&P 500 Index	4,450.000	12/19/2025	514	228,730,000	19,275	159,854	(140,579)
S&P 500 Index	4,500.000	12/19/2025	519	233,550,000	19,463	147,906	(128,443)
S&P 500 Index	4,400.000	12/22/2025	553	243,320,000	22,120	210,000	(187,880)
S&P 500 Index	4,400.000	12/23/2025	546	240,240,000	24,570	104,487	(79,917)
S&P 500 Index	4,800.000	12/24/2025	540	259,200,000	51,300	125,199	(73,899)
S&P 500 Index	5,000.000	12/26/2025	534	267,000,000	76,095	111,749	(35,654)
S&P 500 Index	5,000.000	12/29/2025	536	268,000,000	91,120	92,569	(1,449)

			10,306	$4,805,525,000	$387,136	$2,154,789	$(1,767,653)

Total purchased option contracts			10,555	$4,978,691,000	$1,145,831	$2,900,712	$(1,754,881)

Written option contracts
Puts
S&P 500 Index	5,875.000	12/01/2025	(2,221)	(1,304,837,500)	(5,553)	(794,563)	789,010
S&P 500 Index	6,125.000	12/02/2025	(2,197)	(1,345,662,500)	(21,970)	(654,706)	632,736
S&P 500 Index	6,200.000	12/03/2025	(2,171)	(1,346,020,000)	(43,420)	(516,698)	473,278
S&P 500 Index	6,340.000	12/04/2025	(2,147)	(1,361,198,000)	(101,982)	(296,286)	194,304
S&P 500 Index	6,465.000	12/05/2025	(2,142)	(1,384,803,000)	(315,945)	(391,986)	76,041
S&P 500 Index	6,500.000	12/05/2025	(122)	(79,300,000)	(19,215)	(291,988)	272,773
S&P 500 Index	6,520.000	12/05/2025	(44)	(28,688,000)	(7,810)	(220,386)	212,576
S&P 500 Index	6,530.000	12/05/2025	(47)	(30,691,000)	(9,048)	(135,083)	126,035
S&P 500 Index	6,550.000	12/05/2025	(3)	(1,965,000)	(667)	(11,787)	11,120

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments (continued)

November 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Puts (continued)
S&P 500 Index	$6,595.000	12/05/2025	(25)	$(16,487,500)	$(7,750)	$(75,975)	$68,225
S&P 500 Index	6,615.000	12/05/2025	(10)	(6,615,000)	(3,700)	(30,590)	26,890
S&P 500 Index	6,725.000	12/05/2025	(10)	(6,725,000)	(11,649)	(13,892)	2,243
S&P 500 Index	6,300.000	12/12/2025	(1)	(630,000)	(350)	(5,879)	5,529
S&P 500 Index	6,435.000	12/12/2025	(38)	(24,453,000)	(22,990)	(127,761)	104,771
S&P 500 Index	6,515.000	12/12/2025	(25)	(16,287,500)	(22,625)	(70,361)	47,736
S&P 500 Index	6,550.000	12/12/2025	(44)	(28,820,000)	(47,960)	(162,736)	114,776
S&P 500 Index	6,570.000	12/12/2025	(4)	(2,628,000)	(4,880)	(15,036)	10,156
S&P 500 Index	6,640.000	12/12/2025	(68)	(45,152,000)	(127,160)	(187,039)	59,879
S&P 500 Index	6,655.000	12/12/2025	(3)	(1,996,500)	(6,435)	(7,198)	763
S&P 500 Index	6,270.000	12/19/2025	(46)	(28,842,000)	(36,340)	(228,844)	192,504
S&P 500 Index	6,390.000	12/19/2025	(31)	(19,809,000)	(36,425)	(126,257)	89,832
S&P 500 Index	6,465.000	12/19/2025	(16)	(10,344,000)	(25,040)	(56,708)	31,668
S&P 500 Index	6,590.000	12/19/2025	(28)	(18,452,000)	(73,080)	(97,039)	23,959
S&P 500 Index	6,605.000	12/19/2025	(4)	(2,642,000)	(11,500)	(12,517)	1,017
S&P 500 Index	6,440.000	12/26/2025	(36)	(23,184,000)	(72,540)	(145,843)	73,303
S&P 500 Index	6,565.000	12/26/2025	(16)	(10,504,000)	(50,480)	(63,868)	13,388
S&P 500 Index	6,585.000	12/26/2025	(2)	(1,317,000)	(6,970)	(7,459)	489

Total written option contracts			(11,501)	$(7,148,053,500)	$(1,093,484)	$(4,748,485)	$3,655,001

TOTAL			(946)	$(2,169,362,500)	$52,347	$(1,847,773)	$1,900,120

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$96.063	12/12/2025	79	$197,500	$40,487	$62,366	$(21,879)
3 Month SOFR	96.125	12/12/2025	72	180,000	27,000	64,941	(37,941)
3 Month SOFR	96.313	12/12/2025	78	195,000	975	68,403	(67,428)
3 Month SOFR	96.438	03/13/2026	75	187,500	21,094	63,897	(42,803)
3 Month SOFR	96.500	03/13/2026	70	175,000	15,750	68,387	(52,637)
3 Month SOFR	96.938	03/13/2026	59	147,500	3,319	63,541	(60,222)
3 Month SOFR	96.438	06/12/2026	76	190,000	59,850	58,099	1,751
3 Month SOFR	96.625	06/12/2026	813	2,032,500	442,069	1,137,814	(695,745)
3 Month SOFR	96.750	06/12/2026	78	195,000	33,150	58,653	(25,503)
3 Month SOFR	96.813	06/12/2026	75	187,500	28,125	69,522	(41,397)
3 Month SOFR	97.000	06/12/2026	1,676	4,190,000	429,475	2,377,996	(1,948,521)
3 Month SOFR	96.125	09/11/2026	802	2,005,000	1,513,775	1,032,646	481,129
3 Month SOFR	96.375	09/11/2026	1,679	4,197,500	2,235,169	2,470,706	(235,537)
3 Month SOFR	96.813	09/11/2026	79	197,500	54,806	51,505	3,301
3 Month SOFR	96.875	09/11/2026	160	400,000	101,000	108,164	(7,164)
3 Month SOFR	96.125	12/11/2026	818	2,045,000	1,748,475	1,095,678	652,797
3 Month SOFR	96.500	12/11/2026	806	2,015,000	1,108,250	1,089,680	18,570
3 Month SOFR	96.625	12/11/2026	787	1,967,500	924,725	1,024,643	(99,918)
3 Month SOFR	96.750	03/12/2027	776	1,940,000	902,100	1,095,371	(193,271)
3 Month SOFR	96.875	03/12/2027	792	1,980,000	792,000	1,096,423	(304,423)
3 Month SOFR	97.000	03/12/2027	757	1,892,500	643,450	1,165,371	(521,921)
3 Month SOFR	96.750	06/11/2027	794	1,985,000	1,002,425	1,023,831	(21,406)
3 Month SOFR	96.875	06/11/2027	815	2,037,500	891,406	887,910	3,496

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments (continued)

November 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Calls (continued)
3 Month SOFR	$97.000	06/11/2027	810	$2,025,000	$759,375	$980,183	$(220,808)
3 Month SOFR	96.875	09/10/2027	828	2,070,000	947,025	858,872	88,153
3 Month SOFR	97.000	09/10/2027	836	2,090,000	831,820	837,639	(5,819)

			14,690	$36,725,000	$15,557,095	$18,912,241	$(3,355,146)

Puts
3 Month SOFR	96.063	12/12/2025	79	197,500	494	61,380	(60,886)
3 Month SOFR	96.125	12/12/2025	72	180,000	1,350	75,741	(74,391)
3 Month SOFR	96.313	12/12/2025	78	195,000	9,750	67,428	(57,678)
3 Month SOFR	96.438	03/13/2026	75	187,500	18,750	63,897	(45,147)
3 Month SOFR	96.500	03/13/2026	70	175,000	24,500	71,012	(46,512)
3 Month SOFR	96.938	03/13/2026	59	147,500	74,855	67,965	6,890
3 Month SOFR	96.438	06/12/2026	76	190,000	11,400	57,149	(45,749)
3 Month SOFR	96.625	06/12/2026	813	2,032,500	299,794	1,302,686	(1,002,892)
3 Month SOFR	96.750	06/12/2026	78	195,000	43,875	56,703	(12,828)
3 Month SOFR	96.813	06/12/2026	75	187,500	49,687	69,522	(19,835)
3 Month SOFR	97.000	06/12/2026	1,676	4,190,000	1,686,475	2,492,735	(806,260)
3 Month SOFR	96.125	09/11/2026	802	2,005,000	40,100	1,226,121	(1,186,021)
3 Month SOFR	96.375	09/11/2026	1,679	4,197,500	188,888	2,539,225	(2,350,337)
3 Month SOFR	96.813	09/11/2026	79	197,500	43,450	51,505	(8,055)
3 Month SOFR	96.875	09/11/2026	160	400,000	103,000	112,576	(9,576)
3 Month SOFR	96.125	12/11/2026	818	2,045,000	81,800	1,238,828	(1,157,028)
3 Month SOFR	96.500	12/11/2026	806	2,015,000	211,575	1,200,505	(988,930)
3 Month SOFR	96.625	12/11/2026	787	1,967,500	290,206	1,184,144	(893,938)
3 Month SOFR	96.750	03/12/2027	776	1,940,000	460,750	1,078,221	(617,471)
3 Month SOFR	96.875	03/12/2027	792	1,980,000	579,150	951,952	(372,802)
3 Month SOFR	97.000	03/12/2027	757	1,892,500	671,838	1,174,834	(502,996)
3 Month SOFR	96.750	06/11/2027	794	1,985,000	560,762	954,356	(393,594)
3 Month SOFR	96.875	06/11/2027	815	2,037,500	682,563	826,785	(144,222)
3 Month SOFR	97.000	06/11/2027	810	2,025,000	799,875	892,588	(92,713)
3 Month SOFR	96.875	09/10/2027	828	2,070,000	786,600	881,373	(94,773)
3 Month SOFR	97.000	09/10/2027	836	2,090,000	919,600	931,689	(12,089)

			14,690	$36,725,000	$8,641,087	$19,630,920	$(10,989,833)

Total purchased option contracts			29,380	$73,450,000	$24,198,182	$38,543,161	$(14,344,979)

Written option contracts
Puts
10 Year U.S. Treasury Notes	112.250	12/03/2025	(355)	(355,000)	(355)	(4,855)	4,500
10 Year U.S. Treasury Notes	112.500	12/03/2025	(355)	(355,000)	(355)	(10,402)	10,047
10 Year U.S. Treasury Notes	112.750	12/03/2025	(356)	(356,000)	(5,563)	(10,431)	4,868
10 Year U.S. Treasury Notes	113.000	12/03/2025	(356)	(356,000)	(22,250)	(15,993)	(6,257)
10 Year U.S. Treasury Notes	112.500	12/05/2025	(354)	(354,000)	(5,531)	(10,372)	4,841
10 Year U.S. Treasury Notes	112.750	12/05/2025	(1,070)	(1,070,000)	(33,438)	(31,351)	(2,087)

			(2,846)	$(2,846,000)	$(67,492)	$(83,404)	$15,912

Calls
10 Year U.S. Treasury Notes	114.250	12/03/2025	(712)	(712,000)	(712)	(20,839)	20,127
10 Year U.S. Treasury Notes	114.500	12/03/2025	(356)	(356,000)	(411,625)	(10,431)	(401,194)
10 Year U.S. Treasury Notes	114.750	12/03/2025	(355)	(355,000)	(355)	(4,855)	4,500
10 Year U.S. Treasury Notes	114.250	12/05/2025	(1,070)	(1,070,000)	(16,719)	(14,632)	(2,087)

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments (continued)

November 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Calls (continued)
10 Year U.S. Treasury Notes	$114.500	12/05/2025	(354)	$(354,000)	$(5,531)	$(10,372)	$4,841

			(2,847)	$(2,847,000)	$(434,942)	$(61,129)	$(373,813)

Total written option contracts			(5,693)	$(5,693,000)	$(502,434)	$(144,533)	$(357,901)

TOTAL			23,687	$67,757,000	$23,695,748	$38,398,628	$(14,702,880)

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NZD	— New Zealand Dollar
USD	— U.S. Dollar

Investment Abbreviations:
PLC	— Public Limited Company

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

Consolidated Schedule of Investments

November 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations(a) – 63.1%
U.S. Treasury Bills
$7,700,000	0.000%	12/02/25	$ 7,699,168
26,000,000	0.000	12/11/25	25,971,770
24,062,900	0.000	12/16/25	24,023,776
21,326,200	0.000	12/30/25	21,259,655
30,000,000	0.000	01/20/26	29,841,866
34,000,000	0.000	01/22/26	33,814,474
21,389,600	0.000	01/29/26	21,256,209
26,462,400	0.000	02/03/26	26,286,758
24,225,700	0.000	02/19/26	24,025,980
30,000,000	0.000	02/24/26	29,738,041
37,312,300	0.000	04/16/26	36,795,166
26,000,000	0.000	05/14/26	25,567,670
20,000,000	0.000	05/21/26	19,653,045

TOTAL U.S. TREASURY OBLIGATIONS (Cost $325,900,899)			$325,933,578

Shares	Dividend Rate	Value

Investment Companies(b) – 32.9%
Goldman Sachs Financial Square Government Fund — Institutional Shares
5,501,863	3.928%	$ 5,501,863

Shares	Dividend Rate	Value

Investment Companies(b) – (continued)
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares
164,453,807	3.800%	$164,453,807

TOTAL INVESTMENT COMPANIES (Cost $169,955,670)		$169,955,670

TOTAL INVESTMENTS – 96.0% (Cost $495,856,569)		$495,889,248

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.0%		20,641,615

NET ASSETS – 100.0%		$516,530,863

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Represents an affiliated issuer.

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

Consolidated Schedule of Investments (continued)

November 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	1,647	03/31/26	$343,991,393	$(104,482)
5 Year U.S. Treasury Notes	1,570	03/31/26	172,332,031	10,152
S&P 500 E-Mini Index	2	12/19/25	685,950	19,763

Total				$(74,567)

Short position contracts:
10 Year U.S. Treasury Notes	(5)	03/20/26	(566,719)	(10)

TOTAL FUTURES CONTRACTS				$(74,577)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At November 30, 2025, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
S&P 500 Index	$5,000.000	12/01/2025	106	$53,000,000	$265	$17,729	$(17,464)
S&P 500 Index	5,000.000	12/02/2025	106	53,000,000	265	14,549	(14,284)
S&P 500 Index	4,800.000	12/03/2025	105	50,400,000	262	18,374	(18,112)
S&P 500 Index	4,800.000	12/04/2025	106	50,880,000	530	16,139	(15,609)
S&P 500 Index	4,400.000	12/05/2025	105	46,200,000	263	14,157	(13,894)
S&P 500 Index	4,600.000	12/09/2025	106	48,760,000	1,060	11,369	(10,309)
S&P 500 Index	4,400.000	12/10/2025	106	46,640,000	795	24,062	(23,267)
S&P 500 Index	4,800.000	12/10/2025	105	50,400,000	1,575	15,566	(13,991)
S&P 500 Index	4,800.000	12/11/2025	105	50,400,000	1,838	14,412	(12,574)
S&P 500 Index	4,600.000	12/12/2025	106	48,760,000	1,590	21,074	(19,484)
S&P 500 Index	4,600.000	12/15/2025	108	49,680,000	2,160	23,220	(21,060)
S&P 500 Index	4,600.000	12/16/2025	109	50,140,000	3,270	24,236	(20,966)
S&P 500 Index	4,350.000	12/19/2025	115	50,025,000	3,738	39,359	(35,621)
S&P 500 Index	4,450.000	12/19/2025	109	48,505,000	4,088	33,900	(29,812)
S&P 500 Index	4,500.000	12/19/2025	110	49,500,000	4,125	31,348	(27,223)
S&P 500 Index	4,400.000	12/22/2025	117	51,480,000	4,680	44,430	(39,750)
S&P 500 Index	4,400.000	12/23/2025	117	51,480,000	5,265	22,419	(17,154)
S&P 500 Index	4,800.000	12/24/2025	115	55,200,000	10,925	26,691	(15,766)
S&P 500 Index	5,000.000	12/26/2025	114	57,000,000	16,245	23,885	(7,640)
S&P 500 Index	5,000.000	12/29/2025	114	57,000,000	19,380	19,717	(337)

Total purchased option contracts			2,184	$1,018,450,000	$82,319	$456,636	$(374,317)

Written option contracts
Puts
S&P 500 Index	5,875.000	12/01/2025	(468)	(274,950,000)	(1,170)	(167,427)	166,257
S&P 500 Index	6,125.000	12/02/2025	(469)	(287,262,500)	(4,690)	(139,645)	134,955
S&P 500 Index	6,200.000	12/03/2025	(462)	(286,440,000)	(9,240)	(109,841)	100,601
S&P 500 Index	6,340.000	12/04/2025	(458)	(290,372,000)	(21,755)	(63,090)	41,335
S&P 500 Index	6,465.000	12/05/2025	(455)	(294,157,500)	(67,112)	(83,151)	16,039

Total written option contracts			(2,312)	$(1,433,182,000)	$(103,967)	$(563,154)	$459,187

TOTAL			(128)	$(414,732,000)	$(21,648)	$(106,518)	$84,870

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$96.063	12/12/2025	16	$40,000	$8,200	$12,631	$(4,431)
3 Month SOFR	96.125	12/12/2025	15	37,500	5,625	13,529	(7,904)
3 Month SOFR	96.313	12/12/2025	17	42,500	212	14,908	(14,696)
3 Month SOFR	96.438	03/13/2026	16	40,000	4,500	13,631	(9,131)
3 Month SOFR	96.500	03/13/2026	15	37,500	3,375	14,654	(11,279)
3 Month SOFR	96.938	03/13/2026	13	32,500	731	14,000	(13,269)
3 Month SOFR	96.438	06/12/2026	16	40,000	12,600	12,231	369
3 Month SOFR	96.750	06/12/2026	17	42,500	7,225	12,783	(5,558)
3 Month SOFR	96.813	06/12/2026	16	40,000	6,000	14,831	(8,831)
3 Month SOFR	96.813	09/11/2026	17	42,500	11,793	11,084	709
3 Month SOFR	96.875	09/11/2026	34	85,000	21,463	23,017	(1,554)

			192	$480,000	$81,724	$157,299	$(75,575)

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

Consolidated Schedule of Investments (continued)

November 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Puts
3 Month SOFR	$96.063	12/12/2025	16	$40,000	$100	$12,431	$(12,331)
3 Month SOFR	96.125	12/12/2025	15	37,500	281	15,779	(15,498)
3 Month SOFR	96.313	12/12/2025	17	42,500	2,125	14,696	(12,571)
3 Month SOFR	96.438	03/13/2026	16	40,000	4,000	13,631	(9,631)
3 Month SOFR	96.500	03/13/2026	15	37,500	5,250	15,217	(9,967)
3 Month SOFR	96.938	03/13/2026	13	32,500	16,494	14,976	1,518
3 Month SOFR	96.438	06/12/2026	16	40,000	2,400	12,031	(9,631)
3 Month SOFR	96.750	06/12/2026	17	42,500	9,562	12,358	(2,796)
3 Month SOFR	96.813	06/12/2026	16	40,000	10,600	14,831	(4,231)
3 Month SOFR	96.813	09/11/2026	17	42,500	9,350	11,083	(1,733)
3 Month SOFR	96.875	09/11/2026	34	85,000	21,888	23,973	(2,085)

			192	$480,000	$82,050	$161,006	$(78,956)

Total purchased option contracts			384	$960,000	$163,774	$318,305	$(154,531)

Written option contracts
Puts
10 Year U.S. Treasury Notes	112.250	12/03/2025	(76)	(76,000)	(76)	(1,039)	963
10 Year U.S. Treasury Notes	112.500	12/03/2025	(76)	(76,000)	(76)	(2,227)	2,151
10 Year U.S. Treasury Notes	112.750	12/03/2025	(76)	(76,000)	(1,188)	(2,227)	1,039
10 Year U.S. Treasury Notes	113.000	12/03/2025	(76)	(76,000)	(4,750)	(3,414)	(1,336)
10 Year U.S. Treasury Notes	112.500	12/05/2025	(76)	(76,000)	(1,188)	(2,227)	1,039
10 Year U.S. Treasury Notes	112.750	12/05/2025	(227)	(227,000)	(7,093)	(6,651)	(442)

			(607)	$(607,000)	$(14,371)	$(17,785)	$3,414

Calls
10 Year U.S. Treasury Notes	114.250	12/03/2025	(152)	(152,000)	(152)	(4,455)	4,303
10 Year U.S. Treasury Notes	114.500	12/03/2025	(76)	(76,000)	(87,875)	(2,227)	(85,648)
10 Year U.S. Treasury Notes	114.750	12/03/2025	(76)	(76,000)	(76)	(1,039)	963
10 Year U.S. Treasury Notes	114.250	12/05/2025	(227)	(227,000)	(3,547)	(3,104)	(443)
10 Year U.S. Treasury Notes	114.500	12/05/2025	(76)	(76,000)	(1,188)	(2,227)	1,039

			(607)	$(607,000)	$(92,838)	$(13,052)	$(79,786)

Total written option contracts			(1,214)	$(1,214,000)	$(107,209)	$(30,837)	$(76,372)

TOTAL			(830)	$(254,000)	$56,565	$287,468	$(230,903)

Abbreviation:
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments

November 30, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – 2.9%
British Pound – 2.9%
U.K. Gilts
GBP	104,064,815	4.375%	03/07/30	$ 140,348,606
(Cost $139,510,782)

Agency Debentures(a)(b) – 1.4%
Sovereign – 1.4%
Federal Home Loan Banks (Secured Overnight Financing Rate + 0.180%)
	$69,835,000	4.230%	10/08/27	$ 69,881,437
(Cost $69,835,000)

U.S. Treasury Obligations – 5.8%
U.S. Treasury Bills(c)
	$41,461,500	0.000%	01/20/26	$ 41,242,951
	2,211,200	0.000	02/24/26	2,191,892
	21,458,600	0.000	03/24/26	21,208,385
	6,669,600	0.000	03/26/26	6,590,735
	5,253,300	0.000	05/28/26	5,158,530
	24,036,100	0.000	08/06/26	23,453,491
	22,111,100	0.000	10/29/26	21,401,302
U.S. Treasury Floating Rate Notes(b) (3 mo. Treasury money market yield + 0.182%)
	1,567,800	3.962	07/31/26	1,567,886
U.S. Treasury Notes
	34,009,000	4.500	03/31/26	34,080,738
	37,462,100	0.750	04/30/26	36,993,824
	9,520,200	4.875	04/30/26	9,562,223
	22,956,000	4.875	05/31/26	23,076,160
	1,800,600	0.875	06/30/26	1,771,059
	18,999,900	4.625	06/30/26	19,093,415
	34,774,000	0.625	07/31/26	34,070,370
	385,300	1.875	07/31/26	380,679
	3,687,800	4.375	07/31/26	3,702,782
	470,500	0.750	08/31/26	460,300
	588,200	0.875	09/30/26	574,736
	204,600	3.500	09/30/26	204,288

TOTAL U.S. TREASURY OBLIGATIONS (Cost $286,601,597)				$ 286,785,746

Shares	Description	Value

Exchange Traded Funds – 11.1%
167,620	Alerian MLP ETF(d)	$ 7,988,769
1,410,482	Goldman Sachs Access Treasury 0-1 Year ETF(e)	141,330,296
1,595,010	Goldman Sachs Energy Infrastructure Fund — Class R6(e)	22,043,037
30,118	iShares 7-10 Year Treasury Bond ETF	2,936,505
197,850	iShares Core MSCI Emerging Markets ETF	13,275,735

Shares	Description	Value

Exchange Traded Funds – (continued)
19,804	iShares Core S&P 500 ETF	$ 13,602,972
178,533	iShares Gold Trust	14,177,306
864,052	iShares MSCI Mexico ETF(d)	59,118,438
3,022,199	Sprott Physical Uranium Trust	54,347,462
1,355,512	State Street Health Care Select Sector SPDR ETF	213,696,467
11,309	Vanguard Real Estate ETF	1,032,964

TOTAL EXCHANGE TRADED FUNDS (Cost $485,782,194)		$ 543,549,951

Shares	Dividend Rate	Value

Investment Companies(e) – 20.5%
Goldman Sachs Financial Square Government Fund — Institutional Shares
997,576,967	3.928%	$ 997,576,967
Goldman Sachs MLP Energy Infrastructure Fund — Class R6
127,080	1.758	4,841,744

TOTAL INVESTMENT COMPANIES (Cost $1,001,639,176)		$1,002,418,711

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 40.3% (Cost $1,913,533,749)		$1,973,103,014

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – 55.2%
Certificates of Deposit – 14.8%
Banco Bilbao Vizcaya Argentaria SA
$21,000,000	4.000%		04/24/26	$ 20,999,704
Banco Santander SA
5,991,000	4.030		03/06/26	5,992,529
15,132,000	4.420		05/27/26	15,163,291
(Secured Overnight Financing Rate + 0.320%)
8,352,000	4.440	(b)	08/24/26	8,352,504
Bank of America NA
12,740,000	4.490	(b)	07/09/26	12,740,233
12,888,000	4.350		07/24/26	12,917,911
Bank of Montreal
14,700,000	4.540		12/17/25	14,703,484
(Secured Overnight Financing Rate + 0.400%)
7,639,000	4.520	(a)(b)	09/08/26	7,642,101
Bank of New York Mellon(b) (Secured Overnight Financing Rate + 0.250%)
6,487,000	4.370		03/26/26	6,488,986
Barclays Bank PLC(b)
20,725,000	4.460		12/31/25	20,729,227
(Secured Overnight Financing Rate + 0.370%)
16,000,000	4.500		09/25/26	15,999,800
15,394,000	4.490		10/09/26	15,392,614
(Secured Overnight Financing Rate + 0.400%)
15,000,000	4.520		05/08/26	15,008,914

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
Bayerische Landesbank(b)
(Secured Overnight Financing Rate + 0.390%)
$20,131,000	4.510%		01/28/26	$ 20,140,566
(Secured Overnight Financing Rate + 0.440%)
4,020,000	4.560		07/16/26	4,024,217
(Secured Overnight Financing Rate + 0.530%)
12,924,000	4.650		04/27/26	12,923,995
Cabot Trail Funding LLC(b)
3,216,000	4.320		04/22/26	3,216,291
Credit Industriel et Commercial(b)
9,000,000	4.600		05/12/26	9,015,490
Deutsche Bank AG
15,100,000	4.440		08/03/26	15,146,887
(Secured Overnight Financing Rate + 0.400%)
5,758,000	4.504	(b)	10/27/26	5,760,164
ING U.S. Funding LLC(b)(f)
3,777,000	4.300		02/17/26	3,777,360
(Secured Overnight Financing Rate + 0.250%)
7,351,000	4.370		12/23/25	7,351,667
Kookmin Bank(b) (Secured Overnight Financing Rate + 0.600%)
13,600,000	4.720		02/06/26	13,610,381
Korea Development Bank
16,791,000	4.310		02/10/26	16,800,745
La Fayette Asset Securitization LLC(f)
1,447,000	4.250		07/13/26	1,447,343
(Secured Overnight Financing Rate + 0.180%)
2,987,000	4.300	(b)	01/14/26	2,987,016
Landesbank Hessen-Thueringen Girozentrale
5,036,000	4.540		12/16/25	5,037,213
Lloyds Bank Corporate Markets PLC
20,727,000	4.170		08/18/26	20,757,154
Macquarie Bank Ltd.(b)(f)
(Secured Overnight Financing Rate + 0.340%)
14,098,000	4.460		09/10/26	14,099,039
(Secured Overnight Financing Rate + 0.430%)
12,593,000	4.550		01/13/26	12,598,110
Mizuho Bank Ltd.(b)
(Secured Overnight Financing Rate + 0.190%)
4,636,000	4.200		03/17/26	4,635,941
(Secured Overnight Financing Rate + 0.400%)
29,985,000	4.520		10/14/26	30,006,475
National Bank of Kuwait
9,000,000	4.480		12/02/25	9,000,495
13,000,000	4.420		08/19/26	13,027,524
(Secured Overnight Financing Rate + 0.590%)
14,400,000	4.710	(b)	03/26/26	14,411,971
(Secured Overnight Financing Rate + 0.630%)
18,400,000	4.750	(b)	12/12/25	18,399,965
Old Line Funding LLC(b)(f)
14,000,000	4.310		02/04/26	13,999,985
Oversea-Chinese Banking Corp. Ltd.(b) (Secured Overnight Financing Rate + 0.150%)
5,348,000	4.270		01/16/26	5,348,440
Paradelle Funding LLC(b)
(Secured Overnight Financing Rate + 0.340%)
2,000,000	4.460		07/30/26	2,000,000
(Secured Overnight Financing Rate + 0.380%)
30,000,000	4.500		01/02/26	30,007,452

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
Park Avenue Collateralized Notes Co. LLC(a)(b)
(Secured Overnight Financing Rate + 0.280%)
$16,000,000	4.400%		04/24/26	$ 16,006,560
(Secured Overnight Financing Rate + 0.300%)
16,969,000	4.420		06/03/26	16,970,508
Podium Funding Trust(b)
2,774,000	4.290		02/10/26	2,774,108
4,448,000	4.340		04/22/26	4,448,046
(Secured Overnight Financing Rate + 0.200%)
3,031,000	4.320		12/15/25	3,031,131
Ridgefield Funding Co. LLC(b)(f) (Secured Overnight Financing Rate + 0.260%)
14,250,000	4.380		02/02/26	14,252,400
Royal Bank of Canada(f)
4,115,000	4.110		01/26/26	4,114,999
4,334,000	4.280	(b)	01/30/26	4,333,999
Salisbury Receivables Co. LLC(b)(f)
5,296,000	4.270		02/04/26	5,295,994
Standard Chartered Bank(a)(b)
(Secured Overnight Financing Rate + 0.430%)
16,040,000	4.550		10/14/26	16,043,802
(Secured Overnight Financing Rate + 0.440%)
9,734,000	4.560		10/30/26	9,736,437
Swedbank AB(b)
9,103,000	4.310		02/27/26	9,104,341
(Secured Overnight Financing Rate + 0.400%)
18,804,000	4.520		04/10/26	18,821,217
Thunder Bay Funding LLC
14,000,000	4.310	(b)(f)	02/06/26	13,999,985
24,728,000	4.230		03/19/26	24,727,965
Toronto-Dominion Bank(b)
4,957,000	4.310		04/10/26	4,961,878
(Secured Overnight Financing Rate + 0.390%)
7,616,000	4.510	(a)	08/18/26	7,619,946
(Secured Overnight Financing Rate + 0.450%)
19,051,000	4.570		04/23/26	19,072,838
Versailles Commercial Paper LLC
11,243,000	4.340	(b)	02/10/26	11,242,977
9,276,000	4.230		03/02/26	9,275,994
Wells Fargo Bank NA(b) (Secured Overnight Financing Rate + 0.270%)
9,199,000	4.390		03/03/26	9,202,476
Westpac Banking Corp.(b)(f) (Secured Overnight Financing Rate + 0.400%)
15,924,000	4.520		04/10/26	15,938,327

				722,639,112

Commercial Paper – 40.4%
AbbVie, Inc.(c)(f)
14,898,000	0.000		12/11/25	14,876,118
Agence Centrale des Organismes de Securite Sociale(c)
29,685,059	0.000		02/06/26	29,453,381
Albion Capital Corp. SA/Albion Capital LLC(c)
30,171,000	0.000		12/15/25	30,113,995
7,099,000	0.000		12/22/25	7,080,050
1,364,000	0.000		02/17/26	1,351,948
7,169,000	0.000		02/20/26	7,103,461
21,360,000	0.000		05/15/26	20,964,470

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper – (continued)
$10,855,000	0.000%		05/21/26	$ 10,647,026
Alimentation Couche-Tard, Inc.(c)(f)
30,000,000	0.000		12/10/25	29,958,777
4,703,000	0.000		01/22/26	4,673,110
American Honda Finance Corp.(c)
6,000,000	0.000		01/13/26	5,968,536
51,459,000	0.000		02/04/26	51,056,200
11,391,000	0.000		02/12/26	11,291,731
Antalis SA(f)
25,500,000	0.000	(c)	01/06/26	25,390,110
13,394,000	0.044		02/05/26	13,291,210
6,262,000	0.000	(c)	02/12/26	6,209,130
18,743,000	0.000	(c)	03/03/26	18,545,569
1,763,000	0.000	(c)	03/11/26	1,742,852
ANZ New Zealand International Ltd.(c)(f)
8,301,000	0.000		05/22/26	8,145,981
Banco Santander SA(c)(f)
17,300,000	0.000		05/11/26	16,993,740
Bank of Montreal(c)
17,742,000	0.000		01/23/26	17,633,573
Bank of New Zealand(c)(f)
7,794,000	0.000		06/10/26	7,633,724
Barclays Bank PLC(c)(f)
10,000,000	0.000		02/06/26	9,922,763
5,500,000	0.000		03/23/26	5,430,631
7,178,000	0.000		05/05/26	7,053,972
Bell Telephone Co. of Canada or Bell Canada(c)(f)
13,234,000	0.000		03/03/26	13,094,598
Brighthouse Financial Short Term Funding LLC(c)(f)
3,210,000	0.000		08/06/26	3,121,797
CBRE Services, Inc.(c)(f)
15,732,000	0.000		12/29/25	15,677,135
Charles Schwab Corp.(c)(f)
17,396,000	0.000		05/15/26	17,083,615
34,600,000	0.000		07/16/26	33,762,199
Chevron Corp.(c)(f)
48,550,000	0.000		01/27/26	48,237,663
Collateralized Commercial Paper III(c)
10,000,000	0.000		02/12/26	9,916,872
30,000,000	0.000		02/17/26	29,734,961
Deutsche Bank AG(c)
12,000,000	0.000		03/13/26	11,865,412
6,000,000	0.000		04/27/26	5,904,107
11,000,000	0.000		05/08/26	10,811,439
Dollarama, Inc.
45,561,000	0.000	(f)	12/08/25	45,506,272
Emerson Electric Co.(c)(f)
29,744,000	0.000		12/15/25	29,689,241
Enel Finance America LLC(c)(f)
11,542,000	0.000		01/09/26	11,487,060
20,000,000	0.000		03/06/26	19,779,282
Entergy Corp.(c)(f)
14,576,000	0.000		12/05/25	14,564,521
12,349,000	0.000		12/09/25	12,333,680
10,257,000	0.000		12/17/25	10,234,982
Equitable Short Term Funding LLC(c)(f)
14,000,000	0.000		03/09/26	13,848,244

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper – (continued)
Erste Abwicklungsanstalt(c)(f)
$25,810,000	0.000%	01/29/26	$ 25,637,236
First Abu Dhabi Bank PJSC(c)(f)
25,075,000	0.000	02/12/26	24,866,501
General Motors Financial Co., Inc.(c)(f)
9,481,000	0.000	03/26/26	9,353,110
25,000,000	0.000	04/13/26	24,611,110
19,533,000	0.000	04/20/26	19,213,423
8,201,000	0.000	06/22/26	8,010,347
7,093,000	0.000	08/12/26	6,889,004
3,100,000	0.000	09/09/26	3,001,420
Gotham Funding Corp.(c)(f)
4,203,000	0.000	02/06/26	4,170,773
Hannover Funding Co. LLC(c)(f)
16,358,000	0.000	02/11/26	16,218,105
7,000,000	0.000	02/19/26	6,933,879
20,000,000	0.000	02/27/26	19,793,244
Honeywell International, Inc.(c)(f)
34,434,000	0.000	12/18/25	34,359,151
5,872,000	0.000	01/16/26	5,840,702
9,948,000	0.000	03/04/26	9,844,063
Hyundai Capital America(c)(f)
21,034,000	0.000	01/20/26	20,907,655
Jackson National Life Short Term Funding LLC(c)(f)
21,599,000	0.000	02/13/26	21,417,303
Kreditanstalt fuer Wiederaufbau(c)(f)
20,000,000	0.000	02/25/26	19,810,612
Liberty Street Funding LLC(c)(f)
13,333,000	0.000	05/26/26	13,077,700
Lime Funding LLC(c)(f)
28,434,000	0.000	01/16/26	28,280,112
18,278,000	0.000	02/18/26	18,114,242
Lloyds Bank Corporate Markets PLC(c)
4,334,000	0.000	05/26/26	4,340,578
LMA-Americas LLC(c)(f)
25,000,000	0.000	02/24/26	24,760,323
2,177,000	0.000	03/13/26	2,152,141
2,177,000	0.000	03/16/26	2,151,438
2,121,000	0.000	03/17/26	2,095,867
2,120,000	0.000	03/18/26	2,094,650
LSEGA Financing PLC(c)(f)
31,000,000	0.000	12/12/25	30,951,138
LVMH Moet Hennessy Louis Vuitton SE(c)(f)
11,051,000	0.000	03/12/26	10,928,705
LVMH Moet Hennessy Louis Vuitton, Inc.(c)(f)
30,000,000	0.000	12/22/25	29,922,186
Macquarie Bank Ltd.(c)(f)
15,302,000	0.000	04/01/26	15,097,639
Macquarie Group Ltd.(c)
4,617,000	0.000	01/22/26	4,589,361
2,500,000	0.000	01/29/26	2,483,137
21,830,000	0.000	02/06/26	21,664,315
Mitsubishi UFJ Trust & Banking Corp.(c)
5,000,000	0.000	02/24/26	4,951,704
4,000,000	0.000	02/25/26	3,960,929
Motorola Solutions, Inc.(c)
10,000,000	0.000	12/03/25	9,994,034

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper – (continued)
National Bank of Canada(c)(f)
$21,185,000	0.000%	01/16/26	$ 21,072,071
NatWest Markets PLC(c)(f)
2,210,000	0.000	06/23/26	2,161,419
Nestle Finance International Ltd.(c)(f)
25,750,000	0.000	01/09/26	25,633,018
Nieuw Amsterdam Receivables Corp. BV(c)(f)
30,075,000	0.000	02/06/26	29,844,983
Old Line Funding LLC(c)(f)
45,000,000	0.000	02/03/26	44,668,683
Oracle Corp.(c)(f)
38,128,000	0.000	01/16/26	37,918,856
Paradelle Funding LLC(c)
4,583,000	0.000	04/21/26	4,511,799
25,991,000	0.000	06/09/26	25,454,972
Parker-Hannifin Corp.(c)(f)
3,239,000	0.000	12/19/25	3,231,329
Penske Truck Leasing Co. LP(c)
31,521,000	0.000	07/17/26	30,706,702
PepsiCo, Inc.(c)(f)
50,000,000	0.000	01/26/26	49,686,155
Podium Funding Trust(c)
15,000,000	0.000	04/01/26	14,799,534
7,195,000	0.000	05/07/26	7,071,033
3,140,000	0.000	06/04/26	3,076,672
Pure Grove Funding(c)(f)
15,519,000	0.000	01/07/26	15,450,693
10,422,000	0.000	05/27/26	10,219,292
30,000,000	0.000	11/06/26	28,934,925
Salisbury Receivables Co. LLC(c)(f)
19,916,000	0.000	02/02/26	19,771,993
6,388,000	0.000	02/03/26	6,341,122
3,091,000	0.000	02/18/26	3,063,345
Sanofi SA(c)(f)
15,510,000	0.000	12/29/25	15,458,180
Societe Generale SA(c)(f)
3,000,000	0.000	06/01/26	2,941,183
Spire, Inc.(c)(f)
14,000,000	0.000	12/01/25	13,995,269
SSM Health Care Corp.(c)
8,911,000	0.000	01/22/26	8,857,656
Starbird Funding Corp.(c)(f)
23,500,000	0.000	02/02/26	23,330,079
Sumitomo Mitsui Trust Bank Ltd.(c)
7,000,000	0.000	02/17/26	6,937,392
Suncor Energy, Inc.(c)(f)
23,928,000	0.000	12/11/25	23,892,594
Sysco Corp.(c)(f)
24,500,000	0.000	02/17/26	24,278,618
Thunder Bay Funding LLC(c)(f)
16,000,000	0.000	02/09/26	15,872,634
Toronto-Dominion Bank(c)(f)
7,513,000	0.000	12/17/25	7,497,366
TotalEnergies Capital SA(c)(f)
8,408,000	0.000	12/29/25	8,379,616
15,543,000	0.000	12/30/25	15,488,833
27,442,000	0.000	01/16/26	27,295,344
10,998,000	0.000	01/20/26	10,934,405

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper – (continued)
Toyota Industries Commercial Finance, Inc.(c)(f)
$13,307,000	0.000%	12/03/25	$ 13,299,789
19,750,000	0.000	02/06/26	19,601,253
VW Credit, Inc.(c)(f)
25,610,000	0.000	02/05/26	25,410,024
16,602,000	0.000	03/16/26	16,399,887
1,233,000	0.000	03/24/26	1,216,881
16,818,000	0.000	04/07/26	16,571,700
9,275,000	0.000	07/01/26	9,052,384
25,118,000	0.000	09/24/26	24,288,995
Walt Disney Co.(c)(f)
11,336,000	0.000	02/20/26	11,233,741
24,000,000	0.000	05/22/26	23,553,946

			1,981,079,340

TOTAL SHORT-TERM INVESTMENTS (Cost $2,703,322,803)			$2,703,718,452

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT – 95.5% (Cost $4,616,856,552)			$4,676,821,466

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(e) – 0.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
7,823,790	3.928%	$ 7,823,790
(Cost $7,823,790)

TOTAL INVESTMENTS – 97.0% (Cost $4,694,515,342)		$4,754,526,693

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.0%		146,258,329

NET ASSETS – 100.0%		$4,900,785,022

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on November 30, 2025.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	All or a portion of security is on loan.

(e)	Represents an affiliated issuer.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At November 30, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	140,305,727	GBP	106,757,128	02/04/26	$(1,005,139)
	USD	50,384,512	MXN	955,500,000	12/17/25	(1,721,364)

TOTAL						$(2,726,503)

FUTURES CONTRACTS — At November 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	7,323	03/20/26	$830,016,281	$(907,740)
2 Year U.S. Treasury Notes	6,529	03/31/26	1,363,642,866	(381,534)
5 Year U.S. Treasury Notes	4,614	03/31/26	506,458,594	36,241
E-Mini Nasdaq 100 Index	26	12/19/25	13,250,640	575,412
E-Mini Russell 2000 Index	116	12/19/25	14,529,580	307,978
Eurex STOXX Europe 600 Index	43	12/19/25	1,439,971	12,161
FTSE/JSE Top 40 Index	558	12/18/25	33,796,155	1,824,086
IFSC NIFTY 50 Index	1,804	12/30/25	95,204,296	(7,093)
MEX Bolsa Index	252	12/19/25	8,736,624	178,662
Mini-MDAX Index	1,178	12/19/25	40,965,759	(871,011)
S&P 500 E-Mini Index	98	12/19/25	33,611,550	1,186,842
TOPIX Futures	63	12/11/25	13,630,070	1,084,057

TOTAL FUTURES CONTRACTS				$3,038,061

SWAP CONTRACTS — At November 30, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by Fund(a)	Termination Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation)*

1M BID Average	13.403%	01/02/30	BRL	553,127	$1,241,932
12M GBP	3.815	04/10/30	GBP	79,900	693,191
12M GBP	3.815	04/14/30		106,604	935,751

TOTAL					$2,870,874

(a)	Payments made annually.
*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund(a)	Counterparty	Termination Date#	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation)*

SXDR Index	ESTR+0.320%	JPMorgan Securities, Inc.	02/03/26	EUR	40,183	$4,369,388
SXDR Index	ESTR+0.480	JPMorgan Securities, Inc.	02/03/26	EUR	107,326	11,637,293
SXDR Index	ESTR+0.495	JPMorgan Securities, Inc.	02/03/26	EUR	53,467	5,795,871

TOTAL						$21,802,552

(a)	Payments made quarterly.
#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At November 30, 2025, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
XLV Index	MS & Co. Int. PLC	$135.000	06/18/2026	634,382	$8,564,157,000	$16,608,613	$6,553,610	$10,055,003

Written option contracts
Calls
XLV Index	MS & Co. Int. PLC	146.000	06/18/2026	(1,268,764)	(18,523,954,400)	(21,521,737)	(6,489,220)	(15,032,517)

Puts
TOPX Index	JPMorgan Securities, Inc.	2,503.355	12/19/2025	(9,528,481)	(2,385,317,055,376)	(41,263)	(6,128,998)	6,087,735

Total written option contracts				(10,797,245)	$(2,403,841,009,776)	$(21,563,000)	$(12,618,218)	$(8,944,782)

TOTAL				(10,162,863)	$(2,395,276,852,776)	$(4,954,387)	$(6,064,608)	$1,110,221

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call EUR/Put GBP	MS & Co. Int. PLC	$0.874	12/11/2025	73,960,000	$73,960,000	$412,020	$1,273,813	$(861,793)

Puts
Put USD/Call INR	Deutsche Bank AG	88.650	01/02/2026	148,650,000	148,650,000	220,299	713,520	(493,221)

Total purchased option contracts				222,610,000	$222,610,000	$632,319	$1,987,333	$(1,355,014)

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
Call EUR/Put GBP	MS & Co. Int. PLC	$0.905	12/11/2025	(73,960,000)	$(73,960,000)	$(429)	$(401,984)	$401,555

TOTAL				148,650,000	$148,650,000	$631,890	$1,585,349	$(953,459)

Currency Abbreviations:
BRL	— Brazil Real
EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund
LLC	— Limited Liability Company
LP	— Limited Partnership
MLP	— Master Limited Partnership
MSCI	— Morgan Stanley Capital International
PLC	— Public Limited Company
SPDR	— Standard and Poor’s Depository Receipt

Abbreviations:
ESTR	— Euro short-term rate
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
TOPX	— Tokyo Stock Price Index

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

November 30, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

November 30, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities and Consolidated Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules and Consolidated Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

November 30, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices, or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

November 30, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of November 30, 2025:

GLOBAL MANAGED BETA FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$522,119	$—
Asia	2,948,873	33,951,884	—
Australia and Oceania	81,459	6,471,756	—
Europe	2,797,713	83,165,342	—
North America	379,115,037	8,548,310	592
South America	843,214	481,706	—
Fixed Income
U.S. Treasury Obligations	77,027,522	—	—
Securities Lending Reinvestment Vehicle	4,995,600	—	—
Preferred Stocks	—	210,920	—
Exchange Traded Funds	3,741,426,757	—	—
Investment Company	299,542,368	—	—

Total	$4,508,778,543	$133,352,037	$592

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$15,955,818	$—
Futures Contracts(b)	27,062,198	—	—
Purchased Option Contracts	48,410,439	2,080,670	—

Total	$75,472,637	$18,036,488	$—

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(2,732,278)	$—
Futures Contracts(b)	(330,740)	—	—
Total Return Swap Contracts(b)	—	(1,841,633)	—
Written Option Contracts	(932,404)	—	—

Total	$(1,263,144)	$(4,573,911)	$—

(a)   Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)   Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

November 30, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

STRATEGIC FACTOR ALLOCATION FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Obligations	$1,008,329,827	$—	$—
Common Stock and/or Other Equity Investments(a)
Europe	4,606,185	—	—
North America	979,416,530	—	—
Investment Company	309,441,572	—	—

Total	$2,301,794,114	$—	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$7,402,965	$—
Futures Contracts(b)	7,716,805	—	—
Purchased Option Contracts	25,344,013	—	—

Total	$33,060,818	$7,402,965	$—

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(5,767,031)	$—
Futures Contracts(b)	(201,537)	—	—
Written Option Contracts	(1,595,918)	—	—

Total	$(1,797,455)	$(5,767,031)	$—

(a)   Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

(b)   Amount shown represents unrealized gain (loss) at period end.

STRATEGIC VOLATILITY PREMIUM FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Obligations	$325,933,578	$—	$—
Investment Companies	169,955,670	—	—

Total	$495,889,248	$—	$—

Derivative Type

Assets
Futures Contracts(a)	$29,915	$—	$—
Purchased Option Contracts	246,093	—	—

Total	$276,008	$—	$—

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

November 30, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

STRATEGIC VOLATILITY PREMIUM FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities
Futures Contracts(a)	$(104,492)	$—	$—
Written Option Contracts	(211,176)	—	—

Total	$(315,668)	$—	$—

(a) Amount shown represents unrealized gain (loss) at period end.
TACTICAL TILT OVERLAY FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Obligations	$286,785,746	$—	$—
Sovereign Debt Obligations	140,348,606	—	—
Agency Debentures	—	69,881,437	—
Securities Lending Reinvestment Vehicle	7,823,790	—	—
Exchange Traded Funds	543,549,951	—	—
Investment Companies	1,002,418,711	—	—
Short-term Investments	—	2,703,718,452	—

Total	$1,980,926,804	$2,773,599,889	$—

Derivative Type

Assets
Futures Contracts(a)	$5,205,439	$—	$—
Interest Rate Swap Contracts(a)	—	2,870,874	—
Total Return Swap Contracts(a)	—	21,802,552	—
Purchased Option Contracts	—	17,240,932	—

Total	$5,205,439	$41,914,358	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(2,726,503)	$—
Futures Contracts(a)	(2,167,378)	—	—
Written Option Contracts	—	(21,563,429)	—

Total	$(2,167,378)	$(24,289,932)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule and Consolidated Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Asset Allocation Risk — The Funds’ allocations to the various asset classes and to the Underlying Managers may cause the Funds to underperform other funds with a similar investment objective.

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

November 30, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Commodity Sector Risk — Exposure to the commodities markets may subject the Fund to greater volatility than investments in more traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, business, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked investments in which the Subsidiary enter into may involve counterparties in the financial services sector, and events affecting the financial services sector may cause the Subsidiaries’, and therefore a Funds’, share values to fluctuate.

Counterparty Risk — Many of the protections afforded to cleared transactions, such as the security afforded by transacting through a clearing house, might not be available in connection with over the counter (“OTC”) transactions. Therefore, in those instances in which the Fund enters into uncleared OTC transactions, the Fund will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Fund will sustain losses.

Derivatives Risk — The Fund’s use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to a Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligation, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in ETFs Risk — The Fund may invest directly in ETFs, including affiliated ETFs. The Fund’s investments in ETFs will be subject to the restrictions applicable to investments by an investment company in other investment companies, unless relief is otherwise provided under the terms of an SEC exemptive order or SEC exemptive rule.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs.

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

November 30, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Management Risk — A strategy used by the Investment Adviser may fail to produce the intended results.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Option Writing Risk — Writing (selling) options may limit the opportunity to profit from an increase or decrease in the market value of a reference security in exchange for up-front cash (the premium) at the time of selling the option. In a sharp rising or falling market, the Fund could significantly underperform the market or other portfolios without an option writing strategy. The Fund could also experience a sudden, significant permanent loss due to dramatic movements in the market value of reference security, which may far exceed the premiums received for writing the option. Such significant losses could cause significant deteriorations in the Fund’s NAV. Furthermore, the premium received from the Fund’s option writing strategies may not fully protect it against market movements because the Fund will continue to bear the risk of movements in the value of its portfolio investments.

Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

November 30, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Subsidiary Risk — The Subsidiary is not registered under the Act, as amended (“Investment Company Act”) and is not subject to all the investor protections of the Investment Company Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Prospectus and the SAI and could adversely affect the Fund.

Tax Risk — The Strategic Factor Allocation, Strategic Volatility Premium and Tactical Tilt Overlay Funds will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Tactical Tilt Overlay Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. Treasury regulations generally treat the Tactical Tilt Overlay Fund’s income inclusion with respect to a subsidiary as qualifying income either if (A) there is a current distribution out of the earnings and profits of the subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Tactical Tilt Overlay Fund’s business of investing in stock, securities, or currencies.

The IRS also issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. In connection with issuing such revenue procedure, the IRS has revoked the Notes Ruling on a prospective basis. In light of the revocation of the Notes Rulings, the Tactical Tilt Overlay Fund has limited its investments in commodity index-linked structured notes. The Tactical Tilt Overlay Fund has obtained an opinion of counsel that the Fund’s income from investments in the Subsidiary should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Tactical Tilt Overlay Fund’s income from such investments was not “qualifying income,” in which case the Tactical Tilt Overlay Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If the Tactical Tilt Overlay Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Tactical Tilt Overlay Fund shareholders.